     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2000

                                                             FILE NO. 33-22821

                                                             FILE NO. 811-5601
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 30         /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940         / /
                                AMENDMENT NO. 31                /X/

                            ------------------------

                     SEI INSTITUTIONAL INTERNATIONAL TRUST
                     (formerly, "SEI International Trust")
               (Exact name of registrant as specified in charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

Richard W. Grant, Esquire        John H. Grady, Jr.
Morgan, Lewis & Bockius LLP      Morgan, Lewis & Bockius LLP
1701 Market Street               1701 Market Street
Philadelphia, PA 19103           Philadelphia, PA 19103

                            ------------------------

Title of Securities Being Registered................Units of Beneficial Interest

    It is proposed that this filing become effective (check appropriate box)

 / /    immediately upon filing pursuant to paragraph (b)
 / /    on [date] pursuant to paragraph (b)
 /X/    60 days after filing pursuant to paragraph (a)(1)
 / /    on [date] pursuant to paragraph (a)(1)
 / /    75 days after filing pursuant to paragraph (a)(2)
 / /    on [date] pursuant to paragraph (a)(2)

                    If appropriate, check the following box:

 / / This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SEI INSTITUTIONAL INTERNATIONAL TRUST

                                 CLASS I SHARES
                                   PROSPECTUS
                                 AUGUST 31, 2000

                            INTERNATIONAL EQUITY FUND

                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                                  SUB-ADVISERS:
                         ACADIAN ASSET MANAGEMENT, INC.
                          BLACKROCK INTERNATIONAL, LTD.
                         CAPITAL GUARDIAN TRUST COMPANY
                       OECHSLE INTERNATIONAL ADVISORS, LLC
                        SG PACIFIC ASSET MANAGEMENT, INC.
                    SGY ASSET MANAGEMENT (SINGAPORE) LIMITED
                     SG YAMAICHI ASSET MANAGEMENT CO., LTD.


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              ABOUT THIS PROSPECTUS

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class I Shares of the International Equity Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                    PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS .....................XXX
     PERFORMANCE INFORMATION AND EXPENSES...........................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS........................XXX
     INVESTMENT ADVISER AND SUB-ADVISERS ...........................XXX
     PURCHASING AND SELLING FUND SHARES.............................XXX
     DIVIDENDS AND DISTRIBUTIONS....................................XXX
     TAXES..........................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI INSTITUTIONAL INTERNATIONAL TRUST......................Back Cover

GLOBAL ASSET ALLOCATION

The International Equity Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation ("SIMC") constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. The Fund may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for the Fund to ensure it does not deviate from its stated investment philosophy or process.

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. For the International Equity Fund, SIMC and one or more Sub-Advisers manage the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers (the "Advisers") make judgments about the securities markets, the economy, or companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

INTERNATIONAL INVESTING

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

INTERNATIONAL EQUITY FUND

FUND SUMMARY
INVESTMENT GOAL                       Capital appreciation

SHARE PRICE VOLATILITY                Medium to high

PRINCIPAL INVESTMENT STRATEGY         Utilizing multiple specialist sub-advisers, the Fund
                                      invests in equity securities of foreign companies


INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, market capitalization, industry and country.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.* Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.


                    1990                     -12.58%
                    1991                      10.23%
                    1992                      -2.91%
                    1993                      22.81%
                    1994                      -0.04%
                    1995                      11.34%
                    1996                       9.04%
                    1997                      -1.86%
                    1998                      19.29%
                    1999                      39.63%

                   BEST QUARTER                WORST QUARTER
                      20.88%                      -16.33%
                    (12/31/99)                   (09/30/90)

* The performance information shown above is based on a calendar year. The Fund's Class A Shares total return from October 1, 1999 to June 30, 2000 was ____%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE MORGAN STANLEY MSCI EAFE INDEX.

CLASS A SHARES                                                                     SINCE INCEPTION
                                           1 YEAR        5 YEARS       10 YEARS      (12/20/89)
----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                  39.63%        14.69%          8.59%         8.62%
MORGAN STANLEY MSCI EAFE INDEX*            26.96%        12.83%          7.02%         7.02%**

* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.
**   The inception date for the Index is December 31, 1989.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               Class I Shares
--------------------------------------------------------------------
Investment Advisory Fees                       0.51%
 Distribution (12b-1) Fees                     None
Other Expenses                                 1.05%*
                                               -------
Total Annual Fund Operating Expenses           1.56%**

--------------------------------------------------------------------------------
*    Other Expenses are based on estimated amounts for the current fiscal year.
** The Fund's total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser is voluntarily waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         International Equity Fund-- Class I  Shares          1.53%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                       1 YEAR          3 YEARS
INTERNATIONAL EQUITY FUND - CLASS I SHARES               $159            $493

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Advisers or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION ("SIMC") ACTS AS THE MANAGER OF MANAGERS OF THE INTERNATIONAL EQUITY FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to the International Equity Fund. As of October 31, 1999, SIMC had approximately $3.8 billion in assets under management. For the fiscal year ended September 30, 1999, SIMC received investment advisory fees, after fee waivers, of 0.48% of the average daily net assets of the Fund.

SUB-ADVISERS AND PORTFOLIO MANAGERS

ACADIAN ASSET MANAGEMENT, INC. - A committee of investment professionals at Acadian Asset Management, Inc. manages a portion of the assets of the International Equity Fund.

BLACKROCK INTERNATIONAL, LTD. - Albert B. Morillo heads an investment committee at BlackRock International, Ltd. ("BlackRock International"), that manages a portion of the assets of the International Equity Fund. Prior to joining BlackRock International in January 2000, Mr. Morillo was the head of the European Team at Scottish Widows Investment Management since 1991.

CAPITAL GUARDIAN TRUST COMPANY - A committee of investment professionals at Capital Guardian Trust Company manages a portion of the assets of the International Equity Fund.

OECHSLE INTERNATIONAL ADVISORS, LLC - S. Dewey Keesler, Jr., of Oechsle International Advisors, LLC ("Oechsle"), serves as portfolio manager of a portion of the assets of the International Equity Fund. Prior to joining Oechsle in 1995, Mr. Keesler was a Portfolio Manager and Investment Director for the State of Wisconsin Investment Board and has over 17 years of investment experience.

SG YAMAICHI ASSET MANAGEMENT COMPANY, LTD., SG PACIFIC ASSET MANAGEMENT, INC., AND SGY ASSET MANAGEMENT (SINGAPORE) LTD. - Marco Wong and Hiroyoshi Nakagawa of SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi"), SG Pacific Asset Management, Inc. ("SG Pacific"), and SGY Asset Management (Singapore) Ltd. ("SGY"), serve as portfolio managers of a portion of the assets of the International Equity Fund. Mr. Wong leads the management team for the assets of the Fund allocated to SG Pacific, SGY and SG Yamaichi. Mr. Wong has been with SG Yamaichi since 1986. Mr. Nakagawa oversees the Japan investment team in Tokyo, and also serves as portfolio manager for the International Equity Fund. Mr. Nakagawa joined SG Yamaichi in 1977.

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy and sell (sometimes called "redeem") Class I Shares of the Fund.

The Fund offers Class I Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Fund's Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV), next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The price per share (the offering price) will be the NAV next determined after the Fund receives your purchase order. The Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order before 4:00 p.m., Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, the Fund generally values its portfolio securities at their market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund holds portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000.

The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's shares.

For Class I Shares, shareholder servicing fees and administrative, as a percentage of average daily net assets, may each be up to 0.25% and 0.25%, respectively.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income periodically as a dividend to shareholders. It is the policy of the Fund to pay dividends periodically (at least once annually). The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Fund.

The Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows present performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information, except for the six months ended March 31, 2000, has been audited by, PricewaterhouseCoopers, LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FINANCIAL HIGHLIGHTS


SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTHS ENDED MARCH 31, 2000, (UNAUDITED), AND THE YEAR ENDED SEPTEMBER 30, 1999, THE SEVEN MONTH PERIOD ENDED SEPTEMBER 30, 1998, AND FOR THE YEARS ENDED FEBRUARY 28, OR 29.


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                                                                              NET
                                                           NET ASSET                        REALIZED     DISTRIBUTIONS
                                                             VALUE             NET            AND           FROM NET
                                                           BEGINNING       INVESTMENT       UNREALIZED    INVESTMENT
                                                           OF PERIOD     INCOME/(LOSS)   GAINS/(LOSSES)     INCOME (2)
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
CLASS A
For the six months ended March 31:
2000(1)+                                                    $12.09        $(0.02)           $2.58         $(0.04)
For the year ended September 30:
1999(1)                                                      $9.16          $0.04           $3.34         $(0.10)
For the seven month period ended September 30:
1998(1)                                                     $10.15          $0.07         $(1.06)             $--
For the years ended February 28 or 29:
1998(1)                                                      $9.67          $0.17           $0.77         $(0.18)
1997                                                         10.00           0.09            0.47          (0.07)
1996                                                          9.59           0.14            1.45          (0.19)
1995                                                         11.00           0.15          (0.97)              --




                                                                 DISTRIBUTIONS
                                                                     FROM                                 NET ASSETS
                                                                   REALIZED      NET ASSET                   END OF
                                                                   CAPITAL       VALUE END     TOTAL         PERIOD
                                                                    GAINS        OF PERIOD     RETURN        (000)
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
CLASS A
For the six months ended March 31:
2000(1)+                                                            $(0.23)        $14.38       21.47%*     $2,798,465
For the year ended September 30:
1999(1)                                                             $(0.35)        $12.09       37.86%      $1,844,459
For the seven month period ended September 30:
1998(1)                                                                $--          $9.16       (9.75)%*      $966,707
For the years ended February 28 or 29:
1998(1)                                                             $(0.28)        $10.15       10.21%        $851,542
1997                                                                 (0.82)          9.67        5.70          524,062
1996                                                                 (0.99)         10.00       17.30          347,646
1995                                                                 (0.59)          9.59       (7.67)         328,503

                                                                                                RATIO OF
                                                                                                  NET
                                                                    RATIO OF       RATIO OF    INVESTMENT
                                                                       NET         EXPENSES   INCOME/(LOSS)
                                                        RATIO OF    INVESTMENT    TO AVERAGE   TO AVERAGE
                                                        EXPENSES   INCOME/(LOSS)  NET ASSETS    NET ASSETS   PORTFOLIO
                                                       TO AVERAGE   TO AVERAGE    (EXCLUDING    (EXCLUDING   TURNOVER
                                                       NET ASSETS   NET ASSETS      WAIVERS)    WAIVERS)        RATE
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
CLASS A
For the six months ended March 31:
2000(1)+                                                  1.28%       (0.07)%+       1.29%+      (0.08)%+        41%
For the year ended September 30:
1999(1)                                                   1.28%        0.39%         1.31%        0.36%          61%
For the seven month period ended September 30:
1998(1)                                                   1.24%        1.60%+        1.31%+       1.53%+         66%
For the years ended February 28 or 29:
1998(1)                                                   1.21%        1.31%         1.30%        1.22%          75%
1997                                                      1.28         1.11          1.42         0.97          117
1996                                                      1.25         1.29          1.29         1.25          102
1995                                                      1.19         1.30          1.21         1.28           64


+ ANNUALIZED.

* RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS/(LOSSES) CALCULATED USING AVERAGE SHARES.
(2) DISTRIBUTIONS FROM NET INVESTMENT INCOME INCLUDE DISTRIBUTIONS OF CERTAIN FOREIGN CURRENCY GAINS AND LOSSES. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ BASED ON UNAUDITED FIGURES

                      SEI INSTITUTIONAL INTERNATIONAL TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August 31, 2000, includes detailed information about the SEI Institutional International Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:

One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-5601.

                     SEI INSTITUTIONAL INTERNATIONAL TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Advisers and Sub-Advisers:

Acadian Asset Management, Inc.
BlackRock International, Ltd.
Capital Guardian Trust Company
Coronation Asset Management
  (Proprietary) Limited
Credit Suisse Asset Management Limited
Morgan Stanley Dean Witter Investment
  Management Inc.
Nicholas-Applegate Capital Management
Oechsle International Advisors, LLC
Salomon Brothers Asset Management Inc
SEI Investments Management Corporation
SG Pacific Asset Management, Inc.
SG Yamaichi Asset Management Co., Ltd.
SGY Asset Management (Singapore) Limited
Strategic Fixed Income, L.L.C.

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional International Trust (the "Trust"), and should be read in conjunction with the Trust's Prospectuses for the Class A shares of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds, the Class D shares of the International Equity Fund each dated January 31, 2000 and in conjunction with the Trust's Prospectus for the Class I shares of the International Equity Fund dated August 31, 2000. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

The Trust...................................................   S-2
Investment Objectives and Policies..........................   S-2
Description of Permitted Investments and Risk Factors.......   S-6
Description of Ratings......................................  S-23
Investment Limitations......................................  S-23
Non-Fundamental Policies....................................  S-26
The Administrator...........................................  S-26
The Advisers and Sub-Advisers...............................  S-27
Distribution, Administration and Shareholder Servicing......  S-30
Trustees and Officers of the Trust..........................  S-32
Performance.................................................  S-34
Purchase and Redemption of Shares...........................  S-35
Shareholder Services (Class D shares).......................  S-37
Taxes.......................................................  S-39
Portfolio Transactions......................................  S-41
Description of Shares.......................................  S-43
Limitation of Trustees' Liability...........................  S-44
Code of Ethics..............................................  S-44
Voting......................................................  S-44
Shareholder Liability.......................................  S-44
Control Persons and Principal Holders of Securities.........  S-45
Experts.....................................................  S-46
Custodian...................................................  S-46
Legal Counsel...............................................  S-46
Financial Statements........................................  S-46

August 31, 2000

                                   THE TRUST

    SEI Institutional International Trust (formerly, "SEI International Trust") (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated June 30, 1988, and which has diversified and non-diversified portfolios. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between a Fund's Class A shares, Class D shares and Class I shares pertaining to distribution, shareholder servicing and administration plans, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

    This Statement of Additional Information relates to the following portfolios: International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds (each a "Fund" and, together, the "Funds"), and any different classes of the Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

    INTERNATIONAL EQUITY FUND--The International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers.

    Under normal circumstances, at least 65% of the International Equity Fund's assets will be invested in equity securities of non-U.S. issuers located in at least three countries other than the United States. The Fund may also invest, to a limited extent, in securities of issuers located in emerging market countries.

    Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Fund expects its investments to emphasize both large, intermediate and small capitalization companies.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 35% of its total assets in U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; and options on futures contracts. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, and invest up to 15% of its total assets in illiquid securities. Although permitted to do so, the Fund does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    For temporary defensive purposes when the advisers determine that market conditions warrant, the Fund may invest up to 50% of its assets in U.S. and non-U.S. money market instruments and in other U.S. and non-U.S. long- and short-term debt instruments which are rated BBB or higher by Standard & Poor's Corporation ("S&P") or Baa or higher by Moody's Investor Services, Inc. ("Moody's") at the time of purchase, or which are determined by the advisers to be of comparable quality; maintain a portion of such assets in cash; and invest such assets in obligations of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase or which are determined by the advisers to be of comparable quality.

    EMERGING MARKETS EQUITY FUND--The Emerging Markets Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issuers.

    Under normal circumstances, at least 65% of the Emerging Markets Equity Fund's total assets will be invested in equity securities of emerging market issuers. Under normal conditions, the Fund maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 35% of its total assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. These debt securities will include debt securities of governmental and private issuers in emerging market countries. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities. The Fund may invest in certain debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

    The Fund may invest up to 15% of its total assets in illiquid securities. The Fund's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be subject to its 15% restriction on investment in illiquid securities.

    The Fund may invest up to 10% of its total assets in shares of other investment companies. The Fund may invest in futures contracts and purchase securities on a when-issued or delayed delivery basis. The Fund may also purchase and write options to buy or sell futures contracts.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    For temporary defensive purposes when the advisers determine that market conditions warrant, the Fund may invest up to 20% of its total assets in the equity securities of companies included in the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.

    INTERNATIONAL FIXED INCOME FUND--The International Fixed Income Fund seeks to provide capital appreciation and current income through investment primarily in investment grade, non-U.S. dollar denominated government, corporate, mortgage-backed and asset-backed fixed income securities.

    Under normal circumstances, at least 65% of the International Fixed Income Fund's assets will be invested in investment grade foreign government and foreign corporate, mortgage, and/or asset-backed fixed income securities of issuers located in at least three countries other than the United States.

    The International Fixed Income Fund will invest primarily in: (i) fixed income securities issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions; (ii) fixed income securities issued or guaranteed by supranational entities; (iii) fixed income securities issued by foreign or multinational corporations;
(iv) convertible securities issued by foreign or multinational corporations;
(v) fixed income securities issued by foreign banks or bank holding companies;
(vi) asset-backed securities; and (vii) mortgage-backed securities. All such investments will be in investment grade securities denominated in various currencies, including the euro. Investment grade securities are rated in one of the highest four rating categories by a nationally recognized statistical rating agency ("NRSRO") or determined by the adviser to be of comparable quality at the time of purchase.

    The Fund expects to be fully invested in the primary investments described above, but may invest in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government securities"), swaps, options and futures. The Fund may also purchase and write options to buy or sell futures contracts, purchase securities on a when-issued or delayed delivery basis and engage in short selling. The Fund may invest up to 10% of its total assets in illiquid securities. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the advisers to be of comparable quality to such securities and debt obligations at the time of purchase.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    Under normal circumstances, the portfolio turnover rate for this Fund is expected to exceed 200% per year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs and taxes. The Fund will not consider portfolio turnover a limiting factor in implementing investment decisions which are consistent with the Portfolio's objectives and policies.

    EMERGING MARKETS DEBT FUND--The investment objective of the Emerging Markets Debt Fund is to maximize total return.

    Under normal circumstances, at least 80% of the Emerging Markets Debt Fund's total assets will be invested in debt securities of government, government-related and corporate issuers in emerging market countries and of entities organized to restructure the outstanding debt of such issuers. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; that are organized under the laws of and have a principal office in an emerging market country; or that are government issuers located in an emerging market country.

    Emerging market country fixed income securities in which the Emerging Markets Debt Fund may invest are U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities, including bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, preferred stock, loan participations and assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market country issuers. The Fund may invest in Brady Bonds, which are debt securities issued by debtor nations to restructure their outstanding external indebtedness, and which comprise a significant portion of the emerging debt market.

    The Fund's investments in high yield government, government-related and restructured debt securities will consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions);
(ii) debt securities or obligations issued by government-owned, controlled or sponsored entities located in emerging market countries (including participations in loans between governments and financial institutions); and
(iii) interests in structured securities of issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above (collectively, "High Yield Foreign Sovereign Debt Securities"). Even though many of these securities are issued by governmental issuers, they may still be considered junk bonds on account of the governmental issuer's poor credit rating. The Fund may also purchase investment grade obligations of the foregoing governmental issuers.

    The Fund's investments in debt securities of corporate issuers in emerging market countries may include high yield or investment grade debt securities or other obligations issued by: (i) banks located in emerging market countries or by branches of emerging market country banks located in other emerging market countries; or (ii) companies organized under the laws of an emerging market country.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with the Fund's objective. The Fund will generally hold such equity investments as a result of purchases of unit offerings of fixed-income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements, may purchase when-issued and delayed-delivery securities, lend portfolio securities and invest in shares of other investment companies. The Fund may purchase restricted securities and may invest up to 15% of the value of its total assets in illiquid securities. The Fund may invest in options and futures for hedging purposes, and may enter into swaps or related transactions. The Fund may invest in receipts, zero coupon securities, pay-in-kind bonds, Eurobonds, dollar rolls, and deferred payment securities.

    The securities in which the Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Generally, the Fund's investments are expected to be in the lower and lowest rating categories established by internationally recognized credit rating organizations or determined to be of comparable quality. Such securities, commonly known as "junk bonds," involve significantly greater risks, including price volatility and the risk of default of payment of interest and principal, than higher rated securities.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    There is no limit on the percentage of the Fund's assets that may be invested in non-U.S. dollar denominated securities. However, it is expected that the majority of the Fund's assets will be denominated in U.S. dollars.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    AMERICAN DEPOSITORY RECEIPTS, CONTINENTAL DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

    ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancements techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANK OBLIGATIONS--Bank obligations of United States and foreign commercial banks or savings and loan institutions which the Funds may buy include certificates of deposit, time deposits and bankers' acceptances. A certificate of deposit is an interest-bearing instrument with a specific maturity issued by a bank or savings and loan institution in exchange for the deposit of funds that normally can be traded in the secondary market prior to maturity. A time deposit is an account containing a currency balance pledged to remain at a particular bank for a specified period in return for payment of interest. A bankers' acceptance is a bill of exchange guaranteed by a bank or trust company for payment within one to six months. Bankers' acceptances are used to provide manufacturers and exporters with capital to operate between the time of manufacture or export and payment by the purchaser.

    BRADY BONDS--Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

    Based upon current market conditions, a Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

    Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--Commercial paper which the Funds may purchase includes variable amount master demand notes, which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. There is no secondary market for the notes.

    CONVERTIBLE SECURITIES--Convertible securities are securities that are exchangeable for a set number of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock.

    DOLLAR ROLLS--"Dollar rolls" are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase.

    EQUITY-LINKED WARRANTS--Equity linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position the shares are sold and the warrant redeemed with the proceeds.

    Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.

    There are risks associated with equity-linked warrants: The investor will bear the full counterparty risk to the issuing broker, (but the sub-advisers can mitigate this by only purchasing from issuers with the highest credit rating (AA or better)). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

    The International Equity, Emerging Markets Equity and International Fixed Income Funds each may invest in equity-linked warrants.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

    Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

    THE EURO--On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in euros. A significant percentage of the stock exchange capitalization of the total European market may be reflected in euros, and participating governments will issue their bonds in euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

    Although it is not possible to predict the eventual impact of the euro implementation plan on the Portfolios, the transition to the euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Adviser may need to adapt its investment strategy accordingly. The process of implementing the euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The ongoing transition to the euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

    EUROBONDS--A Eurobond is a bond denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars, U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.

    There are no restrictions on the average maturity of the International Fixed Income or the Emerging Markets Debt Funds or on the maturity of any single instrument held by any Fund. Maturities may vary widely depending on the adviser's assessment of interest rate trends and other economic and market factors. In the event a security owned by a Fund is downgraded, the adviser will review the situation and take appropriate action with regard to the security. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. Fixed income securities rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities.

    FORWARD FOREIGN CURRENCY CONTRACTS--The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

    When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

    Also, when an adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS OF FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities or currencies held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.

    HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES--Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Emerging Markets Debt Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

    In addition, the Emerging Markets Equity Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. To the extent these investments are deemed illiquid, the Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees.

    INVESTMENT COMPANIES--Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. A Fund does not intend to invest in other investment companies unless, in the judgment of its advisers, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

    Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer's portfolio securities and are subject to limitations under the 1940 Act. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

    As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The Fund continues to pay its own management fees and other expenses with respect to their investments in shares of closed-end investment companies.

    LOWER RATED SECURITIES--Certain Funds may invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by a nationally recognized statistical rating organization ("NRSRO"). Such obligations are speculative and may be in default. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

    Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would aversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    TAXES. The Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    LOAN PARTICIPATIONS AND ASSIGNMENTS--Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

    Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

    MONEY MARKET INSTRUMENTS--Money market securities are high-quality, dollar and non dollar-denominated, short-term debt instruments. They consist of:
(i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations of agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations and governments that issue high-quality commercial paper or similar securities; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

    MORTGAGE-BACKED SECURITIES--The Funds may invest in mortgage-backed securities issued by the Government National Mortgage Association ("GNMA") and certain government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third-party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the prepaid security. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments of the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect to mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, a Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities in the United States are GNMA, Fannie Mae and the FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loan. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, GNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    PFANDBRIEFE: A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

    NON-DIVERSIFICATION--The International Fixed Income and Emerging Markets Debt Funds are non-diversified investment companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the advisers generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

    OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stock holders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

    OPTIONS--A Fund may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

    All options written on indices or securities must be covered. When a Fund writes an option on an index or security, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will otherwise cover the transaction.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. A Fund will write only "covered" call options. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission (the "SEC") that OTC options are generally illiquid.

    RISK FACTORS: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PAY-IN-KIND-BONDS--Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; see "Zero Coupon Securities."

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. The Advisers and Sub-Advisers (collectively, the "Advisers") enter into repurchase agreements only with financial institutions which they deem to present minimal risk of bankruptcy during the term of the agreement based on guidelines which are periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. A Fund will have actual or constructive possession of the security or collateral for the repurchase agreement. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. The underlying security will be marked to market daily. The Advisers monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Additionally, a Fund may purchase restricted securities in excess of the Fund's limitation on investments in illiquid securities if the Adviser or Sub-Adviser determines that such restricted securities are liquid. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    REVERSE REPURCHASE AGREEMENTS--Certain Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund enters into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it places in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

    SECURITIES LENDING--In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

    Loans are made only to borrowers deemed by the advisers to be in good standing and when, in the judgment of the advisers, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. Each of the Funds may use the Distributor as a broker in these transactions.

    SECURITIES OF FOREIGN AND EMERGING MARKET ISSUERS--There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange or currency controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund.

    A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

    In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

    SHORT SALES--A short sale involves the sale by a Fund of a security which it does not own. A Fund may only sell securities short "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns (or has the right to acquire) at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

    SOVEREIGN DEBT--The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

    As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

    STRUCTURED SECURITIES--The Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    SWAP, CAPS, FLOORS AND COLLARS--Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date.

    Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield.

    In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will covered by setting aside cash or liquid securities in a segregated account. A Fund will enter into swaps only with counterparties believed to be creditworthy.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days, are considered to be illiquid.

    U.S. GOVERNMENT AGENCY SECURITIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association Securities), and others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank Securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae Securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the market obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the Federal book-entry system.

    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed-income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future.

Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will maintain a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security on a forward commitment prior to settlement if the Adviser deems it appropriate to do so. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for purposes of leveraging.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and Receipts (TRs, TIGRs, LYONS and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes that are non-zero coupon securities with similar maturity and credit qualities. The Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy income distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

        CORPORATE ZERO COUPON SECURITIES--Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

                             DESCRIPTION OF RATINGS

    The following descriptions are summaries of published ratings. Additional information about ratings is in the Appendix to this Statement of Additional Information.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a "satisfactory" degree of safety regarding timely payment.

    Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of the "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

    The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch Investors Services, Inc. ("Fitch"). Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff and Phelps, Inc. ("Duff"). Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The designation AAA, the highest rating category established by Fitch IBCA, indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

                             INVESTMENT LIMITATIONS

Each of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds may not:

 1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or
    (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to the Emerging Markets Debt Fund.

 2. Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

 3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income, and (ii) asset coverage of at least 300% is required.

 4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

 5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a fund security.

 7. Issue senior securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except as permitted by rule, regulation or order of the SEC.

 8. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The International Fixed Income Fund may not:

 1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.

 2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of fund securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments for the Fund and any interest paid on such borrowings will reduce the income of the Fund.

 3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in the Prospectuses in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

 4. Make loans, except that the Fund may (i) purchase or hold debt securities in accordance with its investment objectives and policies; (ii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information; and (iii) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the total assets of the Fund.

 5. Invest in companies for the purpose of exercising control.

 6. Acquire more than 10% of the voting securities of any one issuer.

 7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except as described in the Prospectus and except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

10. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more then 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

12. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

13. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

14. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

15. Purchase restricted securities (securities which must be registered under the 1933 Act, before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

    For purposes of the industry concentration limitations discussed above, these definitions apply to each Fund, and for purposes of the International Fixed Income Fund, these limitations form part of the fundamental limitation:
(i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;
(iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security. These investment limitations are fundamental policies of the Trust and may not be changed without shareholder approval.

                            NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies and may be changed without shareholder approval.

Each of the International Equity, Emerging Markets Equity and Emerging Market Debt Funds may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of
    Section 18 of the 1940 Act.

4. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

6. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

                               THE ADMINISTRATOR

    The Trust and SEI Investments Fund Management ("SEI Management" or the "Administrator") have entered into a Administration Agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Funds, and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Funds or by the Administrator on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 1945. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II, each of which is distributed by SEI Investments Distribution Co.

    If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For the fiscal year ended February 28, 1998, the fiscal period ended September 30, 1998, and the fiscal year ended September 30, 1999, the Funds paid fees to the Administrator as follows:

                                            ADMINISTRATION FEES PAID   ADMINISTRATION FEES
                                               (REIMBURSED) (000)          WAIVED (000)
                                            -------------------------  --------------------
FUND                                         1998     1998     1999    1998    1998    1999
----                                        -------  -------  -------  -----  -------  ----
International Equity Fund.................  $2,975   $2,645   $6,241   $  0     $ 0    $ 0
Emerging Markets Equity Fund..............  $2,180   $2,016   $4,600   $  0     $ 0    $ 0
International Fixed Income Fund...........  $1,784   $1,637   $3,908   $ 11     $ 0    $ 0
Emerging Markets Debt Fund................  $  311   $  604   $1,458   $ 64     $33    $ 0

------------------------

*   Not in operation during such period.

                         THE ADVISERS AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Corporation ("SIMC" or the "Adviser") serves as the investment adviser for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of investment advisers. SIMC and its affiliates currently serve as adviser or administrator to more than 50 investment companies, including more than 460 portfolios, which investment companies had more than $3.8 billion in assets under management as of October 31, 1999.

    In its role as the investment adviser to the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds, SIMC operates as a "manager of managers." As adviser, SIMC oversees the investment advisory services provided to the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds and manages the cash portion of the International Equity and Emerging Markets Equity Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. The sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND EMERGING MARKETS DEBT FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For these advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.505% of the International Equity Fund's average daily net assets, 1.05% of the Emerging Markets Equity Fund's average daily net assets, and 0.85% of the Emerging Markets Debt Fund's average daily net assets.

    For the fiscal year ended September 30, 1999, the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds paid advisory fees, after fee waivers, of 0.48%, 0.79%, and 0.56% respectively, of their average daily net assets. SIMC paid the sub-advisers a fee based on a percentage of the average monthly market value of the assets managed by each sub-adviser out of its advisory fee.

    SIMC and the Trust have obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its sub-advisers.

STRATEGIC FIXED INCOME, L.L.C.

    Strategic Fixed Income, L.L.C. ("Strategic") serves as the investment adviser to the International Fixed Income Fund. Strategic is a Delaware limited liability company whose predecessor was formed in 1991 to manage multi-currency fixed income portfolios. The managing member of the firm is Gobi Investment Inc., of which Kenneth Windheim is the sole shareholder, and the limited partner is Strategic Investment Management ("SIM"). As of October 31, 1999, Strategic managed $3.8 billion of client assets. The principal address of Strategic is 1001 Nineteenth Street North, Suite 1720, Arlington, Virginia 22209.

    Strategic is entitled to a fee which is calculated daily and paid monthly by the Fund, at an annual rate of 0.15% of the average daily net assets of the International Fixed Income Fund. Prior to January 1, 2000, Strategic was entitled to a fee of 0.30% of the average daily net assets of the Fund. For the fiscal year ended September 30, 1999, Strategic received an advisory fee (after fee waivers) from the Fund of 0.25% of its average daily net assets.

THE SUB-ADVISERS

ACADIAN ASSET MANAGEMENT, INC.

    Acadian Asset Management, Inc. ("Acadian") serves as a sub-adviser for a portion of the assets of the International Equity Fund. As of November 30, 1999, Acadian, a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), had approximately $5.3 billion in assets under management.

BLACKROCK INTERNATIONAL, LTD.

    ("BlackRock International") serves as a sub-adviser to a portion of the assets of the International Equity Fund. As of November 30, 1999, BlackRock International had approximately $2 billion in assets under management.

CAPITAL GUARDIAN TRUST COMPANY

    Capital Guardian Trust Company ("CGTC") serves as a sub-adviser for a portion of the assets of the International Equity Fund. As of November 30, 1999, CGTC had over $108 billion in assets under management.

CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED

    Coronation Asset Management (Proprietary) Limited ("Coronation") serves as a sub-adviser for a portion of the assets of the Emerging Markets Equity Fund. As of November 30, 1999, Coronation had approximately $5.8 billion in assets under management.

CREDIT SUISSE ASSET MANAGEMENT LIMITED

    Credit Suisse Asset Management Limited ("Credit Suisse") acts as a sub-adviser for a portion of the assets of the Emerging Markets Equity Fund. As of November 30, 1999, Credit Suisse had approximately $186 billion in assets under management.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

    Morgan Stanley Asset Management Inc. ("MSDW") acts as a Sub-Adviser for a portion of the assets of the Emerging Markets Equity Fund. As of November 30, 1999, MSDW had approximately $166 billion in assets under management.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

    Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser Manager to a portion of the assets of the Emerging Markets Equity Fund. As of November 30, 1999, Nicholas-Applegate had discretionary management authority with respect to approximately $32.9 billion of assets.

OECHSLE INTERNATIONAL ADVISORS, LLC

    Oechsle International Advisers, LLC ("Oechsle") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. As of November 30, 1999, Oechsle had approximately $16.8 billion in assets under management.

SALOMON BROTHERS ASSET MANAGEMENT INC

    Salomon Brothers Asset Management Inc ("SBAM") serves as the sub-adviser for the assets of the Emerging Markets Debt Fund. As of November 30, 1999, SBAM had approximately $24.4 billion in assets under management.

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.

    Schroder Investment Management North America Inc. ("Schroders"), acts as a Sub-Adviser for a portion of the assets of the Emerging Markets Equity Fund, Schroders is a registered investment adviser that as of March 31, 2000 had approximately $48 billion in assets under management.

SG PACIFIC ASSET MANAGEMENT, INC., SGY ASSET MANAGEMENT (SINGAPORE) LIMITED AND
  SG YAMAICHI ASSET MANAGEMENT CO., LTD.

    SG Pacific Asset Management, Inc. ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY") jointly serve as sub-adviser for a portion of the assets of the International Equity and Emerging Markets Equity Funds. Societe Generale Asset Management (North Pacific), a French financial services conglomerate, has a controlling interest in SG Yamaichi Asset Management Co., Ltd. (formerly, Yamaichi International Capital Management Co., Ltd.) ("SG Yamaichi"), the parent of SG Pacific and SGY. SG Yamaichi serves as a sub-adviser for a portion of the assets of the International Equity Fund. As of November 30, 1999, SG Yamaichi and its affiliates had over $24.4 billion in assets under management.

    The Advisory Agreements and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Advisory or Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.

    SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. The exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-adviser for a Fund.

    For the fiscal year ended February 28, 1998, the fiscal period ended September 30, 1998, and the fiscal year ended September 30, 1999, the Funds paid advisory fees as follows:

                                                          FEES PAID (000)              FEE WAIVERS (000)
                                                    ----------------------------  ----------------------------
FUND                                                02/28/98  09/30/98  09/30/99  02/28/98  09/30/98  09/30/99
----                                                --------  --------  --------  --------  --------  --------
International Equity Fund.........................   $2,719    $2,656    $6,624    $  619    $  411    $  380
Emerging Markets Equity Fund......................   $2,341    $2,361    $5,579    $1,180    $  896    $1,377
International Fixed Income Fund...................   $  748    $  682    $1,628    $  150    $  137    $  326
Emerging Markets Debt Fund........................   $  340    $  558    $1,266    $  149    $  275    $  636

    For the fiscal year ended February 28, 1998, the fiscal period ended September 30, 1998, and the fiscal year ended September 30, 1999, SIMC paid sub-advisory fees as follows:

                                                         SUB-ADVISORY FEES             SUB-ADVISORY FEES
                                                             PAID (000)                   WAIVED (000)
                                                    ----------------------------  ----------------------------
FUND                                                02/28/98  09/30/98  09/30/99  02/28/98  09/30/98  09/30/99
----                                                --------  --------  --------  --------  --------  --------
International Equity Fund.........................   $1,727    $1,534    $4,042    $    0    $    0    $    0
Emerging Markets Equity Fund......................   $1,846    $1,596    $4,262    $    0    $    0    $    0
Emerging Markets Debt Fund........................   $  254    $  393    $  930    $    0    $   18    $   30

            DISTRIBUTION, ADMINISTRATION, AND SHAREHOLDER SERVICING

    The Trust has adopted a Distribution Agreement for the Funds. The Trust has also adopted a Distribution Plan (the "Class D Plan") for the shares of the Class D shares of the International Equity Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this connection, the Board of Trustees has determined that the Class D Plan and Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees, as defined in the Class D Plan. The Class D Plan requires that quarterly written reports of amounts spent under the Class D Plan and the purposes of such expenditures be furnished and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Class D Plan provides that the Trust will pay a fee of up to 0.30% of the average daily net assets of the International Equity Fund's Class D shares that the Distributor can use to compensate broker-dealers and service providers, including SEI Investments Distribution Co. and its affiliates, which provide distribution-related services to the International Equity Fund's Class D shareholders or their customers who beneficially own Class D shares. The
Class D Plan provides that, if there are more than one series of Trust securities having a Class D class, expenses incurred pursuant to the Class D Plan will be allocated among such several series of the Trust on the basis of their relative net asset values, unless otherwise determined by a majority of the Qualified Trustees. See "Distribution of Fund Shares," in the Class D Prospectus.

    The distribution related services that may be provided under the Plan include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; and placing net purchase and redemption orders with the Distributor; and automatically investing customer account cash balances.

    Except to the extent that the Administrator and Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Class D Plan or related agreements.

    The Funds have also adopted shareholder servicing plans for their Class A and Class I shares (each a "Service Plan" and collectively the "Service Plans"). Under the Service Plan for Class A shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan for Class I shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; and assisting clients in changing dividend options, account designations and addresses. Under both Service Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    The Funds have adopted an Administration Services Plan ("Class I Plan") for the Class I shares of the International Equity Fund. Under the Class I Plan, certain broker dealers and their affiliated registered investment advisers (the "Intermediaries") may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Intermediaries, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

    For the fiscal year ended September 30, 1999, the International Equity Fund incurred the following distribution expenses:

                                                                  AMOUNT PAID TO
                                                                  3RD PARTIES BY
                                                     TOTAL DIST.    SIDCO FOR
                                                      EXPENSES     DISTRIBUTOR
                                        TOTAL DIST.   AS A % OF      RELATED        SALES    PRINTING     OTHER
FUND                            CLASS    EXPENSES    NET ASSETS      SERVICES     EXPENSES     COSTS     COSTS*
----                            ------  -----------  -----------  --------------  ---------  ---------  ---------
International Equity Fund.....     D       $ 766         0.25%          $ 0          $ 0        $ 0        $ 0

------------------------

* Costs of complying with securities laws pertaining to the distribution of shares.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris

Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee--Principal, Grecoventures (consulting firm) since August 1997. President, Corestates Financial Corp., 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director,
Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director,
PRWT Comserve, Inc.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, General Counsel and Secretary of SIMC, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of the Administrator and Distributor since May 1999. Vice President and Assistant Secretary of SIMC since December 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    ROBERT LUDWIG (DOB         )--Vice President and Assistant Secretary--
[                     ]

    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of SIMC, the Administrator and Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, Walker and Rhoads, 1990-1991.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, SIMC, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997, Senior Vice President, Fund Administration, BISYS Fund Services, September 1995-November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981-September 1995.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

    Compensation of officers and affiliated Trustees of the Trust is paid by the Manager. The Trust pays the fees for unaffiliated Trustees. For the fiscal period ended September 30, 1999, the Trust paid the following amounts to the Trustees.

                                      AGGREGATE          PENSION OR                                 TOTAL COMPENSATION FROM
                                    COMPENSATION     RETIREMENT BENEFITS  ESTIMATED ANNUAL        REGISTRANT AND FUND COMPLEX
                                   FROM REGISTRANT   ACCRUED AS PART OF    BENEFITS UPON           PAID TO TRUSTEES FOR FYE
NAME OF PERSON AND POSITION        FOR FYE 9/30/99      FUND EXPENSES        RETIREMENT                     9/30/99
---------------------------       -----------------  -------------------  ----------------    -----------------------------------
Robert A. Nesher, Trustee.......       $     0               $0                  $0           $0 for services on 9 boards
William M. Doran, Trustee.......       $     0               $0                  $0           $0 for services on 9 boards
F. Wendell Gooch, Trustee.......       $14,103               $0                  $0           $108,250 for services on 9 boards
[Rosemary B. Greco+.............       $     0               $0                  $0           [    ]  ]
Frank M. Morris, Trustee*.......       $ 3,364               $0                  $0           $25,750 for services on 9 boards
James M. Storey, Trustee........       $14,103               $0                  $0           $108,250 for services on 9 boards
George J. Sullivan, Trustee.....       $14,103               $0                  $0           $108,250 for services on 9 boards

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, the Trust may advertise yield and/or total return for one or more of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance.

    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund

------------------------

+ Ms. Greco was not a member of the Board of Trustees during fiscal year ended September 30, 1999 and, as such, received no compensation from the Trust.

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

** Messrs. Gooch, Storey and Sullivan and Ms. Greco serve as members of the Audit Committee of the Trust.

commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

    P(1 + T)TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total return for the Funds from inception through September 30, 1999, and for the one, five and ten year periods ended September 30, 1999 were as follows:

                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                                ----------------------------------------
                                                                  ONE                            SINCE
FUND                            CLASS                             YEAR    FIVE YEAR  TEN YEAR  INCEPTION
----                            -----                           --------  ---------  --------  ---------
International Equity Fund       A.............................   37.86%      9.75%        *      6.77%
                                D (with load).................   30.77%      8.34%        *      7.73%
                                D (without load)..............   37.69%      9.46%        *      8.76%
                                I.............................       *          *         *         *

Emerging Markets Equity Fund    A.............................   48.23%         *         *     (1.68)%

International Fixed Income      A.............................
  Fund                                                           (1.36)%     6.85%        *      6.57%

Emerging Markets Debt Fund      A.............................   31.15%         *         *     (3.72)%

------------------------

*   Not in operation during such period.

    From time to time, the Trust may advertise the yield of the International Fixed Income Fund. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated for each like period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = 2([(a-b)/cd + 1]TO THE POWER OF 6 - 1) where a = dividends and interest earning during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of a Fund and other factors.

    Yields are one basis upon which investors may compare a Fund with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    For the 30-day period ended September 30, 1999, the yield for the International Fixed Income and Emerging Markets Debt Funds was 2.94% and 9.77%, respectively.

    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                       PURCHASE AND REDEMPTION OF SHARES

    The purchase and redemption price of shares is the net asset value of each share. A Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing service may use a matrix system to determine valuations of equity and fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Fund securities for which market quotations are available are valued at the last quoted sale price on each Business Day or, if there is no such reported sale, at the most recently quoted bid price.

    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    Shares of a Fund may be purchased in exchange for securities included in the Fund subject to SEI Management's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer.

    SEI Management will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the Shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or,if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and
(5) the securities may be acquired under the investment restrictions applicable to the Fund.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Manager, the Advisers, the Distributor and/or the Custodians are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

    Fund securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the Adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

    Certain shareholders in one or more of the Funds may obtain asset allocation services from the Adviser and other financial intermediaries with respect to their investments in such Fund's if a sufficient amount of a Fund's assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that the Adviser is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Funds.

REDUCTIONS IN SALES CHARGES

    In calculating the sales charge rates applicable to current purchases of Class D shares, members of the following affinity groups and clients of the following broker-dealers, each of which has entered into an agreement with the Distributor, are entitled to the following percentage-based discounts from the otherwise applicable sales charge:

                                                PERCENTAGE   DATE OFFER   DATE OFFER
NAME OF GROUP                                    DISCOUNT      STARTS     TERMINATES
-------------                                   ----------   ----------   ----------
BHC Securities, Inc. .........................      10%      12/29/94        N/A
First Security Investor Services, Inc. .......      10%      12/29/94        N/A

    Those members or clients who take advantage of a percentage-based reduction in the sales charge during the offering period noted above may continue to purchase shares at the reduced sales charge rate after the offering period relating to each such purchaser's affinity group or broker-dealer relationship has terminated.

    Please contact the Distributor at 1-800-437-6016 for more information.

                     SHAREHOLDER SERVICES (CLASS D SHARES)

    The following is a description of plans and privileges by which the sale charges imposed on the Class D shares of the International Equity Fund may be reduced.

    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts when his or her new investment, together with the current offering price value of all holdings of that shareholder in certain eligible portfolios, reaches a discount level. See "Purchase and Redemption of Shares" in the Prospectus for the sales charge on quantity purchases.

    LETTER OF INTENT: The reduced sales charges are also applicable to the aggregate amount of purchases made by a purchaser within a 13-month period pursuant to a written Letter of Intent provided to the Distributor that
(i) does not legally bind the signer to purchase any set number of shares and
(ii) provides for the holding in escrow by the Administrator of 5% of the amount purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to recover the difference between the sales charge imposed under the Letter of Intent and the sales charge that would have otherwise been imposed.

    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by a Fund may be automatically invested in shares of another Fund if shares of that Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other Funds and consider the differences in objectives and policies before making any investment.

    REINSTATEMENT PRIVILEGE: A shareholder who has redeemed shares of the Fund has a one-time right to reinvest the redemption proceeds in shares of a Fund at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

    EXCHANGE PRIVILEGE: Some or all of the Fund's Class D shares for which payment has been received (I.E., an established account), may be exchanged for Class D shares of other portfolios of SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Institutional Managed Trust ("SEI Funds"). Exchanges are made at net asset value plus any applicable sales charge. SEI Funds' portfolios that are not money market portfolios currently impose a sales charge on Class D shares. A shareholder who exchanges into one of these "non-money market" portfolios will have to pay a sales charge on any portion of the exchanged Class D shares for which he or she has not previously paid a sales charge. If a shareholder has paid a sales charge on Class D shares, no additional sales charge will be assessed when he or she exchanges those Class D shares for other Class D shares. If a shareholder buys Class D shares of a "non-money market" fund and receives a sales load waiver, he or she will be deemed to have paid the sales load for purposes of this exchange privilege. In calculating any sales charge payable on an exchange transaction, the SEI Funds will assume that the first shares a shareholder exchanges are those on which he or she has already paid a sales charge. Sales charge waivers may also be available under certain circumstances, as described in the Prospectuses. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

    A shareholder may exchange the shares of the Fund's Class D shares, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of the Fund

(the "Old Fund") to be exchanged and the purchase at net asset value (I.E., without a sales charge) of the shares of the other Funds (the "New Funds"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in each Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds, and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a shareholder's Exchange Request to the Fund subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

QUALIFICATION AS A RIC

    The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement. New legislation, as well as administrative or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

    In order to qualify for treatment as a regulated investment company ("RIC") under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from forward contracts) derived with respect to its business of investing in stocks or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs.

    If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

    If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    The use of hedging strategies, such as entering into forward foreign currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies, and income from transactions in forward contracts that are directly related to a Fund's business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. All or a portion of any loss that you realize upon the redemption of the Fund's shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

    If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

    With respect to investments in STRIPS, TR's, TIGR's, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

    Because the Fund's income is derived primarily from investments in foreign rather than domestic U.S. securities, no portion of its distributions will generally be eligible for the dividends-received deduction.

    Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in the Fund.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding the state and local tax consequences of investments in a Fund.

FOREIGN TAXES

    Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

    Most Foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxed to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to your. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisers are responsible for placing orders to execute Fund transactions. In placing brokerage orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not

"interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, each Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

    In connection with transactions effected for Funds operating within the "manager of managers" structure, SIMC and the various firms that serve as sub-advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    For the fiscal year ended September 30, 1999, the Funds paid the following brokerage fees:

                                                                                                 % TOTAL
                                     TOTAL $ AMOUNT    TOTAL $ AMOUNT        % OF TOTAL          BROKERED
                                      OF BROKERAGE      OF BROKERAGE         BROKERAGE         TRANSACTIONS
                                       COMMISSION       COMMISSIONS         COMMISSIONS      EFFECTED THROUGH
                                      PAID IN 1999   PAID TO AFFILIATES  PAID TO AFFILIATES     AFFILIATES
FUND                                     (000)         IN 1999 (000)          IN 1999            IN 1999
----                                 --------------  ------------------  ------------------  ----------------
International Equity Fund..........    $   3,124           $     0                0%                  0%
Emerging Markets Equity Fund.......    $   5,737           $   342              6.0%               0.02%
International Fixed Income Fund....    $       0           $     0                0%                  0%
Emerging Markets Debt Fund.........    $       0           $     0                0%                  0%

    For the fiscal year ended February 28, 1998, and the fiscal period ended September 30, 1998, the Funds paid the following brokerage fees:

                                                                   TOTAL $ AMOUNT OF BROKERAGE
                                     TOTAL $ AMOUNT OF BROKERAGE       COMMISSIONS PAID TO
                                        COMMISSIONS PAID (000)           AFFILIATES (000)
FUND                                   02/28/98       09/30/98       02/28/98       09/30/98
----                                 -------------  -------------  -------------  -------------
International Equity Fund..........    $   2,134      $   2,017       $     0        $     0
Emerging Markets Equity Fund.......    $  20,770      $   2,975       $     0        $     0
International Fixed Income Fund....    $       0      $       0       $     0        $     0
Emerging Markets Debt Fund.........       *           $       0        *             $     0

------------------------

*   Not in operation during such period.

    For the fiscal year ended February 28, 1998, the fiscal period ended September 30, 1998, and the fiscal year ended September 30, 1999, Class D Shareholders paid the following sales charges:

                                                                                     DOLLAR AMOUNT OF
                                                      DOLLAR AMOUNT OF             CHARGES RETAINED BY
                                                          CHARGES                    THE DISTRIBUTOR
                                               ------------------------------  ----------------------------
FUND                                           02/28/98   09/30/98  09/30/99   02/28/98  09/30/98  09/30/99
----                                           ---------  --------  ---------  --------  --------  --------
International Equity Fund--Class D...........   $  461     $5,012    $5,737      $ 50      $646      $342

    The Class I shares were not offered during the fiscal year ended September 30, 1999.

    The portfolio turnover rates for each Fund for the fiscal period ended September 30, 1998 and 1999, were as follows:

                                                                       TURNOVER RATE
                                                              -------------------------------
FUND                                                          SEPTEMBER 1998   SEPTEMBER 1999
----                                                          --------------   --------------
International Equity Fund...................................        66%              61%
Emerging Markets Equity Fund................................        46%             129%
International Fixed Income Fund.............................       112%             278%
Emerging Markets Debt Fund..................................       186%             184%

------------------------

*   Not in operation during such period.

    Consistent with their duty to obtain best execution, Sub-Advisers may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of Fund shares. In addition, a Fund's adviser or sub-advisers may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular broker or dealer, but, subject to the Trust's policy of seeking the best net results, broker-dealers who provide supplemental investment research to the Adviser or sub-advisers may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Advisers or sub-advisers under the Advisory Agreement and Sub-Advisory Agreements, and the expenses of the Advisers and sub-advisers will not necessarily be reduced as a result of the receipt of such supplemental information. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio performance evaluation and technical market analyses. Such services are used by the Advisers or sub-advisers in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used exclusively with respect to the fund or account generating the brokerage.

    The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 1999, the Trust held securities from the following issuers:

                                       TYPE OF
FUND                                   SECURITY                      NAME OF ISSUER           AMOUNT (000)
----                                   --------                      --------------           ------------
International Equity Fund............  Repurchase Agreement          J.P. Morgan                  19,018
Emerging Markets Equity Fund.........  Repurchase Agreement          J.P. Morgan                  20,907
International Fixed Income Fund......  Repurchase Agreement          Morgan Stanley               18,925

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, Sub-Advisers, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with SEC, and are available to the public.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Prospectuses for the Funds or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or
(ii) more than 50% of a Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of May 31, 2000, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers.

INTERNATIONAL EQUITY FUND--CLASS A:

                      NAME AND ADDRESS                        NUMBER OF SHARES    PERCENT OF FUND
------------------------------------------------------------  ----------------    ---------------
                                                                     [    ]                [    ]%
[SEI Trust Company
Attn: Jacqueline Esposito
One Freedom Valley Drive
Oaks, PA 19456]

INTERNATIONAL EQUITY FUND--CLASS D:

                      NAME AND ADDRESS                        NUMBER OF SHARES    PERCENT OF FUND
------------------------------------------------------------  ----------------    ---------------
                                                                     [    ]                [    ]%
[SEI Trust Company
Attn: Jacqueline Esposito
One Freedom Valley Drive
Oaks, PA 19456

                                                                     [    ]                [    ]%
Bankers Trust
Attn: Jennifer Davis
100 Plaza One Mail Stop 3046
Jersey City, NJ 07311

                                                                     [    ]                [    ]%
MAC & Co.
APSF 1852692
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198]

INTERNATIONAL FIXED INCOME FUND:

                      NAME AND ADDRESS                        NUMBER OF SHARES    PERCENT OF FUND
------------------------------------------------------------  ----------------    ---------------
                                                                       [    ]              [    ]%
[SEI Trust Company
Attn: Jacqueline Esposito
One Freedom Valley Drive
Oaks, PA 19456]

EMERGING MARKETS EQUITY FUND:

                      NAME AND ADDRESS                        NUMBER OF SHARES    PERCENT OF FUND
------------------------------------------------------------  ----------------    ---------------
                                                                       [    ]              [    ]%
[SEI Trust Company
Attn: Jacqueline Esposito
One Freedom Valley Drive
Oaks, PA 19456]

EMERGING MARKETS DEBT FUND:

                      NAME AND ADDRESS                        NUMBER OF SHARES    PERCENT OF FUND
------------------------------------------------------------  ----------------    ---------------
                                                                       [    ]              [    ]%
[SEI Trust Company
Attn: Jacqueline Esposito
One Freedom Valley Drive
Oaks, PA 19456

                                                                       [    ]              [    ]%
Bank of New York
Attn: Steven Bonora
One Wall Street, 12th Floor
New York, NY 10286-0001]

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information have been audited by PricewaterhouseCoopers LLP, independent accountants as indicated in their report dated November 12, 1999, and are included herein in reliance upon the authority of said firm as experts in auditing and accounting and in giving said report.

                                   CUSTODIAN

    State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as Custodian for the assets of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as wire agent of the Trust's assets.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

    The Trust's financial statements for the fiscal year ended September 30, 1999, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference from the Trust's 1999 Annual Report. A copy of the 1999 Annual Report must accompany the delivery of this Statement of Additional Information.

                APPENDIX--DESCRIPTION OF CORPORATE BOND RATINGS

                          MOODY'S RATINGS DEFINITIONS

LONG TERM

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
      Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     STANDARD & POOR'S RATINGS DEFINITIONS

    A Standard & Poor's corporate or municipal debt rating is a current assessment of creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditor's rights.

    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM

INVESTMENT GRADE

AAA   Debt rated 'AAA' has the highest rating assigned by S&P.
      Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payment are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c The letter 'C' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

------------------------

*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R. Not rated.

    Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt ratings. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

    NOTE: The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

                         FITCH IBCA RATINGS DEFINITIONS

INVESTMENT GRADE

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
      This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met;
      however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC   High default risk. Default is a real possibility. Capacity
CC    for meeting financial commitments is solely reliant upon
C     sustained, favorable business or economic developments. A
      'CC' rating indicates that default of some kind appears
      probable. 'C' ratings signal imminent default.

DDD   Default. The ratings of obligations in this category are
DD    based on their prospects for achieving partial or full
D     recovery in a reorganization or liquidation of the obligor.
      While expected recovery values are highly speculative and
      cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest
      potential for recovery, around 90%-100% of outstanding
      amounts and accrued interest. 'DD' indicates potential
      recoveries in the range of 50%-90%, and 'D' the lowest
      recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.
      Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated
      'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect for repaying all obligations.

      Notes to Long-term and Short-term ratings: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1'.

      'NR' indicates that Fitch IBCA does not rate the issuer or issue in question.

      'Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

      RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

    PLUS (+) MINUS (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the 'AAA', 'DDD', 'DD', or 'D' categories.

                   DUFF AND PHELPS, INC. RATINGS DEFINITIONS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+   High credit quality. Protection factors are strong. Risk is
AA-   modest but may vary slightly from time to time because of
      economic conditions.

A+    Protection factors are average but adequate. However, risk
A-    factors are more variable and greater in periods of economic stress.

BBB+  Below average protection factors but still considered
BBB- sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+   Below investment grade but deemed likely to meet obligations
BB    when due. Present or prospective financial protection
BB-   factors fluctuate according to industry conditions or
      company fortunes. Overall quality may move up or down
      frequently within this category.

B+    Below investment grade and possessing risk that obligations
B     will not be met when due. Financial protection factors will
B-    fluctuate widely according to economic cycles, industry
      conditions and/or company fortunes. Potential exists for
      frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP    Preferred stock with dividend arrearages.

                     THOMSON BANKWATCH RATINGS DEFINITIONS

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BB While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

CCC Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC "CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D     Default

    Ratings in the Long-Term Debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

                           PART C: OTHER INFORMATION

Item 23.  EXHIBITS:

           (a)       Agreement and Declaration of Trust dated June 28, 1988 as
                       originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-22821) filed with the Securities and Exchange Commission ("SEC") on June 30, 1988, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 23, filed with the SEC on
                       June 23, 1997.
           (b)(1)    By-Laws as originally filed with Registrant's Registration
                       Statement on Form N-1A (File No. 33-22821) filed with the
                       SEC on June 30, 1988, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
           (b)(2)    Amended By-Laws are incorporated herein by reference to
                       Exhibit 2(a) of Post-Effective Amendment No. 22 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821), filed with the SEC on April 8, 1997.
           (c)       Not Applicable
           (d)(1)    Investment Advisory Agreement between Registrant and Brinson
                       Partners, Inc. dated June 5, 1991 as originally filed as Exhibit (5)(b) to Post-Effective Amendment No. 6 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821), filed with the SEC on May 16, 1991, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 22, filed with the SEC on
                       April 8, 1997.
           (d)(2)    Investment Advisory Agreement between Registrant and
                       Strategic Fixed Income, L.L.C. dated June 15, 1993 as originally filed as Exhibit (5)(c) to Post-Effective
                       Amendment No. 9 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on
                       March 31, 1993, is incorporated herein by reference to
                       Exhibit 5(b) of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
           (d)(3)    Investment Advisory Agreement between Registrant and Morgan
                       Grenfell Investment Services Ltd. dated April 25, 1994 as originally filed as Exhibit (5)(e) to Post-Effective
                       Amendment No. 16 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on
                       May 2, 1994, is incorporated herein by reference to
                       Exhibit 5(c) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
           (d)(4)    Investment Advisory Agreement between Registrant and
                       Schroder Capital Management International Limited dated
                       April 25, 1994 as originally filed as Exhibit (5)(f) to Post-Effective Amendment No. 16 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on May 2, 1994, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment
                       No. 22, filed with the SEC on April 8, 1997.
           (d)(5)    Investment Advisory Agreement between Registrant and SEI
                       Investments Management Corporation ("SIMC") dated
                       December 16, 1994 incorporated herein by reference to
                       Exhibit 5(e) of Post-Effective Amendment No. 25 and to
                       Exhibit (5)(g) of Post-Effective Amendment No. 19 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821), filed with the SEC on April 28, 1995.
           (d)(6)    Investment Advisory Agreement between Registrant and
                       Strategic Fixed Income, L.L.C. dated April 25, 1994, as previously filed as Exhibit (5)(h) to Post-Effective
                       Amendment No. 19 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on
                       April 28, 1995, is incorporated herein by reference to
                       Exhibit 5(f) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.

           (d)(7)    Investment Sub-Advisory Agreement between Registrant and
                       Morgan Grenfell Investment Services Ltd. dated March 25,
                       1996, previously filed as Exhibit (5)(i) to Post-Effective
                       Amendment No. 19 to Registrant's Registration Statement on
                       For N-1A (File No. 33-22821), filed with the SEC on
                       April 28, 1995, is incorporated herein by reference to
                       Exhibit 5(g) of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
           (d)(8)    Investment Sub-Advisory Agreement between Registrant and
                       Schroder Capital Management International Limited dated
                       December 14, 1995 previously filed as Exhibit (5)(j) to
                       Post-Effective Amendment No. 19 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Exhibit 5(h) of Post-Effective
                       Amendment No. 22, filed with the SEC on April 8, 1997.
           (d)(9)    Investment Sub-Advisory Agreement between Registrant and
                       Montgomery Asset Management, LLC dated December 21, 1994 incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 25 and to Exhibit (5)(k) of
                       Post-Effective Amendment No. 19 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
           (d)(10)   Investment Sub-Advisory Agreement between Registrant and
                       Acadian Asset Management, Inc. dated December 16, 1994 incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 25 and to Exhibit (5)(l) of
                       Post-Effective Amendment No. 19 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
           (d)(11)   Investment Sub-Advisory Agreement between Registrant and
                       WorldInvest Limited dated December 16, 1994 incorporated herein by reference to Exhibit 5(k) of Post-Effective
                       Amendment No. 25 and to Exhibit (5)(m) of Post-Effective
                       Amendment No. 19 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on
                       April 28, 1995.
           (d)(12)   Investment Sub-Advisory Agreement between SIMC and Schroder
                       Capital Management International Limited incorporated herein by reference to Exhibit 5(l) of Post-Effective
                       Amendment No. 25 and to Exhibit (5)(n) of Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 25, 1996.
           (d)(13)   Investment Sub-Advisory Agreement between SIMC and Morgan
                       Grenfell Investment Services Limited incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment
                       No. 25 and to Exhibit (5)(o) of Registrant's Registration
                       Statement on Form N-1A (File No. 33-22821), filed with the
                       SEC on April 25, 1996.
           (d)(14)   Investment Sub-Advisory Agreement between SIMC and
                       Coronation Asset Management (Proprietary) Limited dated
                       September 30, 1996 is incorporated herein by reference to
                       Exhibit 5(n) of Post-Effective Amendment No. 22 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821), filed with the SEC on April 8, 1997.
           (d)(15)   Investment Sub-Advisory Agreement between SIMC and
                       Parametric Portfolio Associates dated September 11, 1996 is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 22 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.

           (d)(16)   Investment Sub-Advisory Agreement between SIMC and Farrell
                       Wako Global Investment Management, Inc. dated June 14,
                       1996 is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No. 22 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
           (d)(17)   Investment Sub-Advisory Agreement between SIMC and Lazard
                       London International Investment Management Limited dated
                       December 30, 1996 is incorporated herein by reference to
                       Exhibit 5(q) of Post-Effective Amendment No. 22 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821), filed with the SEC on April 8, 1997.
           (d)(18)   Investment Sub-Advisory Agreement between SIMC and Seligman
                       Henderson Co. dated June 14, 1996 is incorporated herein by reference to Exhibit 5(r) of Post-Effective Amendment
                       No. 22 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on April
                       8, 1997.
           (d)(19)   Investment Sub-Advisory Agreement between SIMC and SG
                       Pacific Asset Management Inc. and SGY Asset Management
                       (Singapore) Limited (formerly "Yamaichi Capital
                       Management/Yamaichi Capital Management (Singapore)
                       Limited") dated June 14, 1996 is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment
                       No. 22 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on April
                       8, 1997.
           (d)(20)   Investment Sub-Advisory Agreement between Registrant and
                       Acadian Asset Management, Inc. dated November 7, 1994 is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 22 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
           (d)(21)   Investment Advisory Agreement between Registrant and World
                       Invest Limited dated November 7, 1994 is incorporated herein by reference to Exhibit 5(u) of Post-Effective
                       Amendment No. 22 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on April
                       8, 1997.
           (d)(22)   Investment Sub-Advisory Agreement between SIMC and Credit
                       Suisse Asset Management dated December 15, 1997 is incorporated by reference to Exhibit 5(v) of Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821) filed with the SEC on June 29, 1998.
           (d)(23)   Investment Sub-Advisory Agreement between SIMC and
                       Montgomery Asset Management, LLC dated July 31, 1997 is incorporated by reference to Exhibit 5(w) of Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821) filed with the SEC on June 29, 1998.
           (d)(24)   Investment Sub-Advisory Agreement between SIMC and Capital
                       Guardian Trust Company dated June 29, 1998 is incorporated by reference to Exhibit (d)(24) of Post-Effective
                       Amendment No. 26 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821) filed with the SEC on
                       November 25, 1998.
           (d)(25)   Investment Sub-Advisory Agreement between SIMC and Scottish
                       Widows Investment Management Limited dated March 23, 1998 is incorporated by reference to Exhibit 5(y) of Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821) filed with the SEC on June 29, 1998.
           (d)(26)   Investment Sub-Advisory Agreement between SIMC and SG
                       Pacific Asset Management, Inc., SG Yamaichi Asset
                       Management Co., Ltd. and SGY Asset Management (Singapore)
                       Limited dated March 23, 1998 is incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 26 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821) filed with the SEC on November 25, 1998.

           (d)(27)   Investment Sub-Advisory Agreement between SIMC and SG
                       Pacific Asset Management, Inc. and SGY Asset Management
                       (Singapore) Ltd. dated March 23, 1998 is incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821) filed with the SEC on
                       November 25, 1998.
           (d)(28)   Investment Sub-Advisory Agreement between SIMC and Morgan
                       Stanley Asset Management Inc. dated September 15, 1998 is incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821) filed with the SEC on November 25, 1998.
           (d)(29)   Investment Sub-Advisory Agreement between SIMC and Nicholas
                       Applegate Capital Management dated September 10, 1998 is incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821) filed with the SEC on November 25, 1998.
           (d)(30)   Investment Sub-Advisory Agreement between SIMC and
                       Coronation Asset Management (Proprietary) Limited dated
                       December 1, 1998 is incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 29 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821) filed on January 27, 2000.
           (d)(31)   Investment Sub-Advisory Agreement between SIMC and Salomon
                       Brothers Asset Management dated March 31, 1997 is incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 29 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821) filed on January 27, 2000.
           (d)(32)   Investment Sub-Advisory Agreement between SIMC and BlackRock
                       International, Ltd. dated December 13, 1999 is incorporated by reference to Exhibit (d)(32) of Post-Effective Amendment No. 29 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821) filed on January 27, 2000.
           (d)(33)   Investment Sub-Advisory Agreement between SIMC and Oechsle
                       International Advisors, LLC dated June 22, 1999 is incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 29 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821) filed on January 27, 2000.
           (d)(34)   Schedule B to the Advisory Agreement between Registrant and
                       Strategic Fixed Income, L.L.C. dated December 13, 1999 is incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 29 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821) filed on January 27, 2000.
           (d)(35)   Investment Sub-Advisory Agreement between SIMC and Schroder
                       Investment Management North America Inc. is filed herewith.
           (e)       Distribution Agreement between Registrant and SEI
                       Investments Distribution Co. as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration
                       Statement on Form N-1A (File No. 33-22821), filed with the
                       SEC on August 30, 1988, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment
                       No. 23, filed with the SEC on June 23, 1997.
           (f)       Not Applicable
           (g)(1)    Custodian Agreement between Registrant and State Street Bank and Trust Company as originally filed as Exhibit (8) to Post-Effective Amendment No. 1 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on September 16, 1988, is incorporated herein by reference to Exhibit 8(a) of Post-Effective
                       Amendment No. 23, filed with the SEC on June 23, 1997.

           (g)(2)    Custodian Agreement between Registrant and The Chase
                       Manhattan Bank, N.A. as originally filed as Exhibit
                       (8)(c) to Post-Effective Amendment No. 9 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on March 31, 1993, is incorporated herein by reference to Exhibit 8(b) of Post-Effective
                       Amendment No. 23, filed with the SEC on June 23, 1997.
           (h)(1)    Management Agreement between Registrant and SIMC as
                       originally filed as Exhibit (5)(a) to Pre-Effective
                       Amendment No. 1 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on
                       August 30, 1988, is incorporated herein by reference to
                       Exhibit 9(a) of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
           (h)(2)    Schedule C to Management Agreement between Registrant and
                       SIMC adding the International Fixed Income Portfolio as originally filed as Exhibit (5)(d) to Post-Effective
                       Amendment No. 10 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on
                       June 28, 1993, is incorporated herein by reference to
                       Exhibit 9(b) of Post-Effective Amendment No. 22 filed with the SEC on April 8, 1997.
           (h)(3)    Consent to Assignment and Assumption Agreement between SIMC and SEI Fund Management dated May 31, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to
                       Exhibit 9(c) of Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on April
                       8, 1997.
           (h)(4)    Shareholder Service Plan and Agreement with respect to the
                       Class A shares is incorporated herein by reference to
                       Exhibit 15(e) of Post-Effective Amendment No. 22 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821), filed with the SEC on April 8, 1997.
           (h)(5)    Form of Shareholder Service Plan and Agreement with respect to Class I shares filed herewith.
           (h)(6)    Form of Administrator Services Plan and Agreement with
                       respect to Class I shares filed herewith.
           (i)       Opinion and Consent of Counsel is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 29 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821) filed with the SEC on January 27, 2000.
           (j)       Consent of Independent Public Accountants is filed herewith.
           (k)       Not Applicable
           (l)       Not Applicable
           (m)(1)    Distribution Plan (Class D) as originally filed with
                       Post-Effective Amendment No. 10 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on June 28, 1993, is incorporated herein by reference to Exhibit 15(a) of Post-Effective
                       Amendment No. 22 filed with the SEC on April 8, 1997.
           (m)(2)    Distribution Plan (Core International Equity Portfolio
                       Class A) as originally filed with Post-Effective Amendment
                       No. 11 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on
                       June 29, 1993, is incorporated herein by reference to
                       Exhibit 15(b) of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
           (m)(3)    Distribution Plan (International Fixed Income Portfolio) as
                       originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821), filed with the SEC on June 29, 1993, is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 23, filed with the SEC on
                       June 23, 1997.

           (m)(4)    Amended and Restated Distribution Plan is incorporated
                       herein by reference to Exhibit 15(d) of Post-Effective
                       Amendment No. 22 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed with the SEC on April
                       8, 1997.
           (n)       Not Applicable
           (o)(1)    Rule 18f-3 Multiple Class Plan as originally filed as
                       Exhibit (15)(d) to Registrant's Registration Statement on
                       Form N-14 (File No. 33-65361), filed with the SEC on
                       December 22, 1995, is incorporated herein by reference to
                       Exhibit 18(a) of Post-Effective Amendment No. 22 filed with the SEC on April 8, 1997.
           (o)(2)    Amendment No. 1 to Rule 18f-3 Plan relating to Class A and
                       Class D shares is incorporated herein by reference to
                       Exhibit 18(b) of Post-Effective Amendment No. 22 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821), filed with the SEC on April 8, 1997.
           (o)(3)    Amendment No. 2 to Rule 18f-3 Plan relating to Class I
                       shares is filed herewith.
           (p)(1)    The Code of Ethics for SEI Investments Company dated April,
                       2000 is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 42 of SEI Daily Income
                       Trust's Registration Statement on Form N-1A (File
                       Nos. 2-77048 and 811-3451), filed with the SEC on May 30,
                       2000 (Accession #0000912057-00-026756).
           (p)(2)    The Code of Ethics for SEI Institutional International Trust
                       dated March 20, 2000 is filed herewith.
           (p)(3)    The Code of Ethics for Acadian Asset Management, Inc. is
                       filed herewith.
           (p)(4)    The Code of Ethics for BlackRock International, Ltd. is
                       filed herewith.
           (p)(5)    The Code of Ethics for Capital Guardian Trust Co. is filed herewith.
           (p)(6)    The Code of Ethics for Credit Suisse Asset Management
                       Limited is filed herewith.
           (p)(7)    The Code of Ethics for Coronation Asset Management
                       (Proprietary) Limited is filed herewith.
           (p)(8)    The Code of Ethics for Morgan Stanley Dean Witter Investment
                       Management is filed herewith.
           (p)(9)    The Code of Ethics for Nicholas-Applegate Capital Management
                       is filed herewith.
           (p)(10)   The Code of Ethics for Oechsle International Advisors LLC is
                       filed herewith.
           (p)(11)   The Code of Ethics for Salomon Brothers Asset
                       Management, Inc. is filed herewith.
           (p)(12)   The Code of Ethics for SG Pacific Asset
                       Management, Inc./SGY Asset Management (Singapore Ltd./SG
                       Yamaichi Asset Management Co., Ltd. is filed herewith.
           (p)(13)   The Code of Ethics for Strategic Fixed Income, LLC is filed herewith.
           (p)(14)   The Code of Ethics for Schroder Investment Management North
                       America Inc. is filed herewith.
           (q)       Powers of Attorney for Robert A. Nesher, William M. Doran,
                       Mark E. Nagle, F. Wendell Gooch, Rosemarie B. Greco,
                       George J. Sullivan, Jr., James M. Storey, and Edward D.
                       Loughlin are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 42 of SEI Daily Income
                       Trust's Registration Statement on Form N-1A (File
                       Nos. 2-77048 and 811-3451) filed with the SEC on May 30,
                       2000 (Accession #0000912057-00-026-756).

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Manager is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

ACADIAN ASSET MANAGEMENT, INC.

    Acadian Asset Management, Inc. ("Acadian") is a sub-adviser for the Registrant's International Equity Fund. The principal address of Acadian is Two International Place, 26th Floor, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Advisers Act.

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gary Leonard Bergstrom                      --                             --
Chairman, Treasurer, Director

John Robert Chisholm                        --                             --
Executive Vice President, co-
CIO

Ronald Dickson Frashure                     --                             --
President, co-CIO, Director

Churchill Gibson Franklin                   --                             --
Executive Vice President,
Marketing Director

Barry Bennett White            Foley, Hoag & Eliot            Partner
Clerk

BLACKROCK INTERNATIONAL, LTD.

    BlackRock International, Ltd. ("BlackRock International") is a sub-adviser for the Registrant's International Equity Fund. The principal address of BlackRock is 7 Castle Street, Edinburgh, EH23AM Scotland, United Kingdom. BlackRock International is an investment adviser registered under the Advisers Act.

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gordon Anderson                CastleInternational Asset      Director
Managing Director              Management Inc.

                               BlackRock International, Ltd.  Managing Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Keith Thomas Anderson          BlackRock Financial            Managing Director
Managing Director              Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer,                                      Managing Director
Managing Director

                               BlackRock Financial            Chief Financial Officer,
                               Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                              Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                              Managing Director

                               BlackRock Institutional        Chief Financial Officer,
                               Management Corporation         Managing Director

                               BlackRock, Inc.                Chief Financial Officer,
                                                              Managing Director

                               NC Investment Holdings, LLC    Chief Financial Officer,
                                                              Managing Director

                               PNC Asset Management, Inc.     Chief Financial Officer,
                                                              Managing Director

                               PNC Investment                 Chief Financial Officer,
                               Holdings, Inc.                 Managing Director

Bartholomew Angelo Battista    BlackRock Financial            Vice President, Regulatory
Vice President, Regulatory     Management, Inc.               Compliance
Compliance

                               BlackRock Advisors, Inc.       Vice President, Regulatory
                                                              Compliance

                               BlackRock (Japan) Inc.         Vice President, Regulatory
                                                              Compliance

                               BlackRock International, Ltd.  Vice President, Regulatory
                                                              Compliance

                               BlackRock Institutional        Vice President, Regulatory
                               Management Corporation         Compliance

Robert Peter Connolly          BlackRock, Inc.                General Counsel
Managing Director, General
Counsel, Secretary

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Financial            Managing Director, Counsel,
                               Management, Inc.               Secretary

                               BlackRock Advisors, Inc.       Managing Director, Counsel,
                                                              Secretary

                               BlackRock (Japan) Inc.         Managing Director, Counsel,
                                                              Secretary

                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                              Secretary

                               BlackRock Institutional        Managing Director, Counsel,
                               Management Corporation         Secretary

                               Provident Advisers, Inc.       General Counsel, Assistant
                                                              Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO, Director
Chairman, CEO & Director

                               BlackRock Financial            Chairman, CEO, Director
                               Management, Inc.

                               BlackRock Advisors, Inc.       Chairman, CEO, Director

                               BlackRock (Japan) Inc.         Chairman, CEO, Director

                               BlackRock International, Ltd   Chairman, CEO, Director

                               BlackRock Institutional        Chairman, CEO, Director
                               Management

                               Provident Advisers, Inc.       Chairman, CEO, Director

Hugh Robert Frater             BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Henry Gabbay                   BlackRock Financial            Managing Director, Portfolio
Managing Director, Portfolio   Management, Inc.               Compliance
Compliance

                               BlackRock, Inc.                Managing Director, Portfolio
                                                              Compliance

                               BlackRock Advisors, Inc.       Managing Director, Portfolio
                                                              Compliance

                               BlackRock (Japan) Inc.         Managing Director, Portfolio
                                                              Compliance

                               BlackRock International, Ltd.  Managing Director, Portfolio
                                                              Compliance

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Institutional        Managing Director, Portfolio
                               Management Corporation         Compliance

                               Provident Advisers, Inc.       Chief Compliance Officer

Bennett William Golub          BlackRock, Inc.                Managing Director
Managing Partner

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Robert Steven Kapito           BlackRock, Inc.                Vice Chairman
Director, Vice Chairman

                               BlackRock Financial            Vice Chairman, Director
                               Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman, Director

                               BlackRock (Japan) Inc.         Vice Chairman, Director

                               BlackRock International, Ltd.  Vice Chairman, Director

                               BlackRock Institutional        Vice Chairman, Director
                               Management Corporation

                               Provident Advisers, Inc.       Vice Chairman, Director

James Joseph Lillis            BlackRock, Inc.                Treasurer, Assistant
Treasurer, Assistant                                          Secretary
Secretary

                               BlackRock Advisors, Inc.       Treasurer, Assistant
                                                              Secretary

                               BlackRock (Japan) Inc.         Treasurer, Assistant
                                                              Secretary

                               BlackRock International, Ltd.  Treasurer, Assistant
                                                              Secretary

                               BlackRock Institutional        Treasurer, Assistant
                               Management Corporation         Secretary

                               Provident Advisers, Inc.       Treasurer, Assistant
                                                              Secretary

Paul Phillip Matthews, II      BlackRock Financial            Managing Director
Managing Director              Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BFM International, Ltd.        Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Barbara Goldman Novick         BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Karen Horwitz Sabath           BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Ralph Lewis Schlosstein        BlackRock, Inc.                President, Director
President, Director

                               BlackRock Financial            President, Director
                               Management, Inc.

                               BlackRock Advisors, Inc        President, Director

                               BlackRock (Japan) Inc.         President, Director

                               BlackRock International, Ltd.  President, Director

                               BlackRock Institutional        President, Director
                               Management

                               Provident Advisers, Inc.       President, Director

Susan Lynne Wagner             BlackRock, Inc.                Chief Financial Officer,
Chief Financial Officer,                                      Secretary
Secretary

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                              Secretary

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                              Secretary

                               BlackRock International, Ltd.  Chief Financial Officer,
                                                              Secretary

                               BlackRock Institutional        Chief Financial Officer,
                               Management Corporation         Secretary

                               Provident Advisers, Inc.       Chief Financial Officer,
                                                              Secretary

CAPITAL GUARDIAN TRUST COMPANY

    Capital Guardian Trust Company ("Capital Guardian") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Capital Guardian is 630 5th Avenue, 36th Floor, New York, New York 10111. Capital Guardian is a California trust company and is exempt from registration under the Advisers Act.

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Richard C. Barker        Capital Group International, Inc.   Vice Chairman of the Board and
                                                             Director
                         Capital International Limited       Chairman of the Board

Michael D. Beckman       Capital Guardian Research Company   Treasurer
 Senior Vice President,  Capital Guardian Trust Company, a   Director
 Treasurer, and          Nevada Corporation
 Director

David I. Fisher          The Capital Group Companies, Inc.   Chairman of the Board
 Chairman of the Board   Capital Group International, Inc.   President, Director
                         Capital International, Inc.         Vice Chairman of the Board
                         Capital International S.A.          Chairman of the Board
                         Capital International Limited       Vice Chairman
                         Capital International K.K.          Vice Chairman
                         Capital Group Research, Inc.        Director
                         Capital Research Company            Director
                         Capital Research International      Director

William H. Hurt          Capital Guardian Trust Company, a   Chairman of the Board
 Senior Vice President   Nevada Corporation
 and Director            Capital Strategy Research, Inc.     Chairman of the Board

Robert G. Kirby          The Capital Group Partners L.P.     Senior Partner
 Director and portfolio
 manager

Nancy J. Kyle                           --                                  --
 Senior Vice President-
 International,
 Director of the
 Executive Committee,
 international equity
 and emerging markets
 portfolio manager

Karin L. Larson          Capital Guardian Research Company   President, Director of Research
 Director                                                    and member of the Board
                         Capital Research International      President, Director of Research
                                                             and member of the Board
                         The Capital Group Companies, Inc.   Director

D. James Martin          Capital Guardian Research Company   Senior Vice President and
 Director                                                    Director

John McIlwralth          Capital International Limited       Senior Vice President and
 Senior Vice President-                                      Director
 International and
 Director

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
James R. Mulally         Capital Guardian Research Company   Director
 Senior Vice President,  Capital Research Company            Vice President
 Director and Chairman   Capital International Limited       Senior Vice President
 of the Fixed Income
 Subcommittee

Jason M. Pilalas         Capital Guardian Research Company   Senior Vice President and
 Director                                                    Director

Robert Ronus             Capital Research International      Chairman of the Board
 President and Director  Capital International S.A.          Senior Vice President
                         Capital International Limited       Senior Vice President

Theodore R. Samuels      Capital Guardian Research Company   Director
 Senior Vice President
 and Director,
 portfolio manager

John B. Seiter           Capital Group International, Inc.   Senior Vice President
 Executive Vice          The Capital Group Companies, Inc.   Vice President
 President and Director

Eugene P. Stein          Capital Guardian Research Company   Director
 Executive Vice
 President, Director,
 portfolio manager and
 Chairman of the
 Investment Committee

Edus H. Warren           The Capital Group Partners, L.P.    Senior Partner

CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED

    Coronation Asset Management (Proprietary) Limited ("Coronation") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Coronation is Boundary Terraces, 1 Mariendahl Lane, Newlands, South Africa 7700. Coronation is an investment sub-adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Walter Arthur Aylett                                   --                                     --
Alternate Director and Investment
Manager

David L. Barnes                       Coronation Holdings Limited            Managing Director
Director

Hugh Richard Broadhurst                                --                                     --
Director and Investment Manager

Philip Leon Campher                                    --                                     --
Director

Michielse Matthys du Toit                              --                                     --
Managing Director (President)

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Anthony John Gibson                                    --                                     --
Director

Bruce Meredith Ilsley                 Sage Life                              Managing Director
Director

Leon Kaplan                           Sage Life Limited                      Director
Director

Gavan Mark Ryan                       Coronation Holdings Limited            Group Financial Director
Director and Chairman

Andrew Charles Salmon                                  --                                     --
Director and Investment Manager

John Ashley Snalam                                     --                                     --
Director and Compliance Officer

Louis Francois Stassen                                 --                                     --
Director and Investment Manager

CREDIT SUISSE ASSET MANAGEMENT LIMITED

    Credit Suisse Asset Management Limited ("Credit Suisse") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Credit Suisse is Beaufort House, 15 St. Botolph Street, London, EC3A 7JJ. Credit Suisse is an investment adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Ian M. Chimes                         Credit Suisse Asset                    Managing Director
Managing Director                     Management Funds (UK) Ltd.

David Maxwell Collins                                  --                                     --
Compliance Officer

Andrew Harmstone                                       --                                     --
Managing Director

Beatrice Hannah Millicent Hollond                      --                                     --
Managing Director

Patricia Jeanne Maxwell-Arnot                          --                                     --
Managing Director

Stephen John Maynard                                   --                                     --
Finance Director

Lord Moore                            BEA Associates                         Member of the Partnership Board
Non-Executive Chairman                Monitor Company                        Director
                                      Credit Suisse (UK) Ltd.                Chairman

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Mark Julian Morris                                     --                                     --
Managing Director-Investment
Management

William Charles Mott                                   --                                     --
Managing Director

Robert John Parker                    CS First Boston Investment             Director
Deputy Chairman                       Management Corporation

Dilip Krishna Rasgotra                                 --                                     --
Managing Director

Phillip K. Ryan                                        --                                     --
Managing Director

Emanuele Stefano Ravano                                --                                     --
Director-Investment Management

Mark K. Silverstein                   Credit Suisse Asset Management         Managing Director/Portfolio Manager
Portfolio Manager                     New York

Steen Steinke                         Robert Fleming Limited                 Managing Director European
Chief Executive Officer                                                      Distribution

Stephen Maxwell Swift                                  --                                     --
Managing Director

Glenn Wellman                                          --                                     --
Managing Director

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

    Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") is a sub-adviser for the Registrant's Emerging Market Equity Fund. The principal business address of MSDW is 1221 Avenue of the Americas, New York, NY 10020. MSDW is an investment adviser registered under the Adviser Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Barton M. Biggs                       Morgan Stanley & Co. Incorporated      Managing Director
Chairman, Director and Managing
Director

Harold J. Schaff, Jr.                 Morgan Stanley & Co. Incorporated      Managing Director
General Counsel, Secretary and
Managing Director

Donald P. Ryan                        Morgan Stanley & Co. Incorporated      Principal
Compliance Officer and Principal

Alexander C. Frank                    Morgan Stanley & Co. Incorporated      Managing Director
Treasurer

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Peter D. Caldecott                    Morgan Stanley Dean Witter             Managing Director
Managing Director and Member of       Investment Management, Ltd.
Executive Committee

                                      Morgan Stanley International           Vice President & Investment Manager

Alan E. Goldberg                      Morgan Stanley & Co. Incorporated      Managing Director
Member of Executive Committee

Thomas L. Bennett                     Morgan Stanley & Co. Incorporated      Managing Director
Member of Executive Committee and     Miller Anderson & Sherred, LLP         Portfolio Manager and Executive
Portfolio Manager                     MAS Fund Distribution, Inc.            Committee Member
                                                                             Director

Marna C. Whittington                  Miller Anderson & Sherrerd, LLP        Exec. Committee Member
Chief Operating Officer, Managing
Director and Member of Executive
Committee

Richard B. Worley                     Miller Anderson & Sherrerd, LLP        Portfolio Manager and Executive
President, Director, Managing                                                Committee Member
Director, Portfolio Manager and
Member of Executive Committee

                                      MAS Fund Distribution, Inc.            Registered Representative

                                      Morgan Stanley & Co. Incorporated      Managing Director

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

    Nicholas-Applegate Capital Management ("Nicholas-Applegate") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal address of Nicholas-Applegate is 600 West Broadway, Suite 2900, San Diego, CA 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Thomas E. Bleakley                                     --                                     --
Limited Partner of LP

William H. Chenoweth                                   --                                     --
Limited Partner of LP

Laura Stanley DeMarco                                  --                                     --
Limited Partner of LP

Andrew B. Gallagher                   Nicholas-Applegate Capital             Partner, Portfolio Manager,
Limited Partner of LP                 Management                             Institutional Equity Management

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Richard E. Graf                                        --                                     --
Limited Partner of LP

Peter J. Johnson                                       --                                     --
Limited Partner of LP

Jill B. Jordon                        Nicholas-Applegate Capital             Head of Global Sales and Marketing
Limited Partner of LP                 Management

                                      Nicholas-Applegate Securities          Senior Vice President and Head of
                                                                             Institutional Business

John J. Kane                                           --                                     --
Limited Partner of LP

James E. Kellerman                                     --                                     --
Limited Partner of LP

George C. Kenney                                       --                                     --
Limited Partner of LP

Pedro V. Marcal                                        --                                     --
Limited Partner of LP

James T. McComsey                                      --                                     --
Limited Partner of LP

John J.P. McDonnell                   Nicholas-Applegate Capital             COO
Limited Partner of LP                 Management

Edward B. Moore, Jr.                                   --                                     --
Limited Partner of LP

Loretta J. Morris                                      --                                     --
Limited Partner of LP

Arthur E. Nicholas                    Nicholas-Applegate Securites           President, Chairman
Managing Partner

                                      Nicholas-Applegate Capital Managment   Managing Partner, President of
                                                                             General Partner, CIO

John R. Pipkin                                         --                                     --
Limited Partner of LP

Frederick S. Robertson                Nicholas-Applegate Capital             CIO/Fixed Income
Limited Partner of LP                 Management

Catherine C. Somhegyi                 Nicholas-Applegate Capital             CIO, Global Equity Management,
Limited Partner of LP                 Management                             Partner, and Portfolio Manager

Lawrence S. Speidell                                   --                                     --
Limited Partner of LP

Todd L. Spillane                                       --                                     --
Vice President, Director of
Compliance

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
James W. Szabo                        Nichoas-Applegate Capital Management   General Partner of Global Holding
Limited Partner of LP                 Holdings LP                            and Nicholas-Applegate Capital
                                                                             Management

                                      Nicholas-Applegate Capital             General Partner of General Partner
                                      Management Holdings Inc.

                                      Nicholas-Applegate Capital             Limited Partner of LP
                                      Management Inc.

Nicholas-Applegate Global Holding                      --                                     --
Co. LP
Limited Partner

Nicholas-Applegare Capital                             --                                     --
Management, Inc.
Limited Partner of Limited Partner

    Oechsle International Advisors, LLC ("Oechsle") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Oechsle is One International Place, 23rd Floor, Boston, Massachusetts 02110. Oechsle is an investment adviser registered under the Advisers Act.

                                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
                                      ------------------------------------   ------------------------------------
S. Dewey Keesler
CIO and Principal

Stephen P. Langer
Principal/Director of Marketing

Sean Roche
COO and Principal

Warren Walker
Principal/Portfolio Manager

Walter Oechsle
Managing Principal

Steven Henry Schaefer
Principal

John Frances Biagiotti
CFO/Principal

Paula Nicole Drake
General Counsel/Principal

James Paul Record
Compliance Officer

SALOMON BROTHERS ASSET MANAGEMENT INC.

    Salomon Brothers Asset Management Inc. ("SBAM") is the sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal address of SBAM is 7 World Trade Center, New York, New York 10048. SBAM is an investment adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Andrew W. Alter                       Salomon Brothers Inc.                  Counsel
Assistant Secretary

Howard M. Darmstadter                 Travelers Group, Inc.                  Assistant General Counsel
Assistant Secretary

Vilas V. Gadkari                      Salomon Brothers Asset Management      Managing Director & Chief Investment
Managing Director                     Limited                                Officer

                                      Salomon Brothers Inc.                  Managing Director

                                      Salomon Brothers International         Managing Director
                                      Limited

Thomas W. Jasper                      Salomon Brothers Inc.                  Managing Director
Treasurer

Ross S. Margolies                     Salomon Brothers Inc.                  Managing Director
Managing Director

Heath B. McLendon                     Salomon Smith Barney                   Managing Director
Managing Director

                                      Smith Barney Strategy Advisers Inc.    Director, Chairman

                                      The Travelers Investment Management    Director
                                      Company

Mary L. McNiff                        Salomon Brothers Inc.                  Director
Director

Pamela P. Milunovich                  Salomon Brothers Inc.                  Director
Director

Nancy A. Noyes                        Salomon Brothers Inc.                  Director
Director

Maureen J. O'Callaghan                Salomon Brothers Inc.                  Director
Director

Marcus A. Peckman                     Salomon Brothers, Inc.                 Director
Director-Chief Financial Officer

Michael F. Rosenbaum                  Salomon Smith Barney Inc.              Managing Director
Chief Legal Officer, General Counsel

                                      Salomon Brothers Asset Management      Chief Legal Officer
                                      Limited

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      Salomon Brothers Asset Management      Chief Legal Officer
                                      Asia Pacific Limited

                                      The Travelers Group Inc.               General Counsel to Asset Management

Mitchel J. Schulman                   Salomon Brothers Inc.                  Director, COO-Portfolios
Director, COO-Portfolios

Jeffrey S. Scott                                       --                                     --
Chief Compliance Officer

Beth A. Simmel                        Salomon Brothers Inc.                  Director
Director

David A. Torchia                      Salomon Brothers Inc.                  Director
Director

Peter J. Wilby                        Salomon Brothers Inc.                  Managing Director
Managing Director

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.

    Schroder Investment Management North America Inc. ("Schroders") is an investment sub-adviser to the Emerging Markets Equity Fund. The principal business address of Schroders is Equitable Center, 787 Seventh Avenue, New York, New York 10019. Schroders is an investment sub-adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Andrew R. Barker                      Schroder Investment Management North   First Vice President
Director, Senior Vice President       America Ltd.

William Henry Barnes                                   --                                     --
Director, Senior Vice President

Andrew Anthony Beal                   Schroder Investment Management North   Investment Manager
Investment Manager                    America Ltd.

Stefan Bottcher                       Schroder Investment Management North   Director
Director                              America Ltd.

Marie C. Bouveresse Bertic                             --                                     --
Manager

Donal Fergal Cassidy                                   --                                     --
Comptroller, Vice President

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Denis Henry Clough                    Schroder Capital Management            Investment Manager
Investment Manager                    International Ltd.

                                      Schroder Investment Management         Director
                                      International Limited

                                      Schroder Investment Management (UK)    Director
                                      Limited

Heather Frances Crighton              Schroder Capital Management            Fund Manager
Senior Vice President, Director       International Inc.

                                      Schroder Capital Management            First Vice President, Director
                                      International Ltd.

Louise Croset                         Schroder Capital Management            Director, First Vice President
Executive Vice President, Director    International Ltd.

Nancy Curtin                                           --                                     --
Managing Director, Director

Lucinda Jenkins                       Schroder Capital Management            Investment Manager/Analyst
Investment Manager/Analyst            International Ltd.

                                      Schroder Investment Management         Investment Manager/Analyst
                                      International Limited

Tappan Datta                          Schroder Capital Management            Economist, First Vice President
Senior Vice President, Director       International Ltd.

Robert Geoffrey Davy                  Schroder Investment Management         Director
Executive Vice President, Director    International Limited

                                      Schroder Mildesa Investment            Director
                                      Management S.A.

Margaret H. Douglas-Hamilton          Schroder U.S. Holdings Inc.            Senior Vice President, Secretary,
Director, Secretary                                                          General Counsel

                                      Schroder Structured Investments Inc.   Secretary

                                      Schroder Venture Managers, Inc.        Secretary

Donald H. M. Farquharson              Schroder Capital Management            Vice President
Senior Vice President, Director       International Ltd.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Richard Ralston Foulkes               Schroder Investment Management         Director
Deputy Chairman, Director             (Europe) Ltd.

                                      Schroder Investment Management         Deputy Chairman
                                      International Ltd.

                                      Schroder Capital Management            Deputy Chairman
                                      International Ltd.

                                      Schroder Asseily & Company, Ltd.       Director

Roger Duncan Goodchild                Schroder Investment Management North   Finance Officer, Vice President
Vice President, Controller            America Ltd.

James Anthony Warren Gotto            Schroder Capital Management            Portfolio Manager
Portfolio Manager                     International Ltd.

Philip John Hardy                     Schroder Capital Management            Director, Investment Manager
Director                              International Ltd.

Sharon Louise Haugh                   Schroder Investment Management Ltd.    Member of Management Committee
Chairman, Director

                                      Schroder Investment Management North   Chairman, Director
                                      America Ltd.

                                      Schroder Fund Advisors, Inc.           Chairman, Director

Susan B. Kenneally                    Schroder Capital Management            Director, First Vice President
Senior Vice President, Director       International Ltd.

Jane Paula Lucas                                       --                                     --
Senior Vice President

Barbara Brooke Manning                Schroder Fund Advisors, Inc.           First Vice President
First Vice President, Chief
Compliance Officer

Catherine Andrea Mazza                Schroder Fund Advisors, Inc.           Executive Vice President, Director
Senior Vice President, Director

Thomas Melendez                       Schroder Mildesa Investment            First Vice President, Assistant
Senior Vice President, Director       Management S.A.                        Director

Robert Charles Michele                                 --                                     --
Director, Managing Director

Connie Moak Mazur                                      --                                     --
Director, Senior Vice President

Paul Martin Morris                    Schroder Fund Advisors, Inc.           Registered Representative
Director, Managing Director

Abdallah Nauphal                                       --                                     --
Senior Vice President

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Giles Neville                         Schroder Capital Management            Assistant Director, Investment
Investment Manager                    International Ltd.                     Manager

Michael Mark Perelstein               Schroder Capital Management            Director, Senior Vice President
Senior Investment Officer, Director   International Ltd.

Gavin Ralston                         Schroder Capital Management            Director, Senior Vice President
Managing Director, Director           International Ltd.

David John Ridgway                    Schroder Capital Management            First Vice President, Director
Senior Vice President, Director       International Ltd.

David Murray Salisbury                Schroder Investment Management North   Director
Director                              America Ltd.

                                      Schroder Investment Management Ltd.    Chairman, Director

                                      Schroder Investment Management         Director
                                      (Europe) Ltd.

                                      Schroders plc.                         Director

                                      Schroder Property Investments          Director
                                      Limited

                                      Schroder US Holdings Inc.              Director

                                      Schroder Investment (UK) Ltd.          Director

Frances Prout Selby                                    --                                     --
Director, Senior Vice President

Richard John Sennitt                  Schroder Investment Management         Investment Manager
Investment Manager                    International Limited

                                      Schroder Capital Management            Investment Manager
                                      International Ltd.

Andrew William Smethurst              Schroder Fund Advisors Inc.            Registered Representative
First Vice President, Portfolio
Manager

Mark Julian Smith                     Schroder Investment Management         Group Operations Director, Director
Executive Vice President, Director    Limited

                                      Schroder Capital Management            Senior Vice President, Director
                                      International Ltd.

                                      Schroder Fund Advisors Inc.            Director, Senior Vice President

                                      Schroder Investment Management         Director
                                      (Guernsey) Ltd.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Ellen B. Sullivan                                      --                                     --
Senior Vice President, Director

Olga Maria Garcia Tascon              Schroder Capital Management            Analyst, Investment Manager
Analyst, Investment Manager           International Ltd.

                                      Schroder Investment Management         Analyst, Investment Manager
                                      International Limited

Shigemi Takagi                                         --                                     --
First Vice President, Portfolio
Manager

Nancy Briggs Tooke                                     --                                     --
Executive Vice President, Director

John Alexander Troiano                Schroder Capital Management            CEO, Director, Senior Vice
CEO, Director                         International Ltd.                     President, Managing Director

                                      Schroder Capital Management Inc.       Director

Ira L. Unschuld                                        --                                     --
Senior Vice President, Director

Jan Kees van Heusde                   Schroder Capital Management            Director, First Vice President
Senior Vice President, Director       International Ltd.

Guy Varney                            Schroder Capital Management            First Vice President, Director
Senior Vice President, Director       International Ltd.

Reza Vishkai                          Schroder Investment Management Ltd.    Divisional Director
Senior Vice President, Director

                                      Schroder Capital Management            Director, First Vice President
                                      International Ltd.

Ashbel C. Williams                                     --                                     --
Executive Vice President, Director

Thomas Jeremy Willoughby              Schroder Capital Management            Compliance Officer
Compliance Officer                    International Ltd.

                                      Schroder Investment Management         Compliance Officer
                                      International Ltd.

                                      Schroder Investment Management Ltd.    Head of Compliance

SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's International Equity, Emerging Markets Equity and Emerging Markets Debt Fund. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Chairman, CEO
Chairman, CEO, Director

                                      SEI Investments Distribution Co.       Director, Chairman of the Board of
                                                                             Directors

                                      SEI Inc. (Canada)                      Director

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                             Directors

                                      Rembrandt Financial Services Company   Chairman of the Board of Directors

                                      SEI Global Investment Corp.            Director, CEO, Chairman

                                      SEI Investments Global Management      Chairman, CEO
                                      (Cayman), Limited

                                      SEI Capital AG                         Director, Chairman of the Board

                                      SEI Global Capital                     Director, CEO, Chairman
                                      Investments, Inc.

                                      CR Financial Services Company          Director, Chairman of the Board

                                      CR Capital Resources, Inc.             Director, Chairman of the Board

                                      SEI Investments Mutual Fund Services   Chairman, CEO

                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Global Holdings (Cayman) Inc.      Chairman, CEO

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

Carmen V. Romeo                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President, Director                                           President-Investment Advisory Group

                                      SEI Investments Distribution Co.       Director

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Trust Company                      Director

                                      SEI Investments, Inc.                  Director, President

                                      SEI Investments Developments, Inc.     Director, President

                                      SEI Funds, Inc.                        Director, Executive Vice President

                                      Rembrandt Financial Services Company   Director, Executive Vice President

                                      SEI Global Capital                     Executive Vice President
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Director, President

                                      CR Financial Services Company          Director

                                      CR Capital Resources, Inc.             Director

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

Richard B. Lieb                       SEI Investments Company                Director, Executive Vice President,
Director, Executive Vice President                                           President-Investment Systems &
                                                                             Services Division

                                      SEI Investments Distribution Co.       Director, Executive Vice President

                                      SEI Trust Company                      Director, Chairman of the Board

                                      SEI Investments-Global Fund Services   Director
                                      Limited

                                      CR Capital Resources, Inc.             Director

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

Edward Loughlin                       SEI Investments Company                Executive Vice President,
Executive Vice President                                                     President-Asset Management Division

                                      SEI Trust Company                      Director

                                      SEI Insurance Group, Inc.              Director, President, Secretary

                                      SEI Funds, Inc.                        Executive Vice President

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Advanced Capital                   Director, President
                                      Management, Inc.

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

                                      Primus Capital Advisors Company        Director

Dennis J. McGonigle                   SEI Investments Company                Executive Vice President
Executive Vice President

                                      SEI Investments Distribution Co.       Executive Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

Michael Arizin                                         --                                     --
Senior Vice President, Managing
Director

Ed Daly                                                --                                     --
Senior Vice President, Managing
Director

Leo J. Dolan, Jr.                     SEI Distribution Co.                   Senior Vice President
Senior Vice President

                                      Rembrandt Financial Services Company   Senior Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

Mick Duncan                           SEI Investments Mutual Fund Services   Vice President, Team Leader
Senior Vice President, Managing
Director

                                      SEI Investments Fund Management        Vice President, Team Leader

Carl A. Guarino                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments Distribution Company   Senior Vice President

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      Rembrandt Financial Services Company   Director, Vice President

                                      SEI Global Investments Corp.           Senior Vice President

                                      SEI Global Investments (Cayman)        Director
                                      Limited

                                      SEI Investments Global, Limited        Director

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments Argentina S.A.         Director

                                      SEI Investments De Mexico              Director

                                      SEI Investments (Europe) Ltd.          Director

Larry Hutchison                       SEI Investments Distribution Co.       Senior Vice President
Senior Vice President

Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
Senior Vice President, CIO

                                      SEI Investments Mutual Fund Services   Vice President, Team Leader

                                      SEI Investments Fund Management        Vice President, Team Leader

Jack May                              SEI Investments Distribution Co.       Senior Vice President
Senior Vice President

James V. Morris                                        --                                     --
Senior Vice President, Managing
Director

Steve Onofrio                                          --                                     --
Senior Vice President, Managing
Director

Kevin P. Robins                       SEI Investments Company                Senior Vice President, General
Senior Vice President                                                        Counsel, Assistant Secretary

                                      SEI Investments Distribution Co.       Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Inc. (Canada)                      Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Trust Company                      Director, Senior Vice President,
                                                                             General Counsel, Assistant Secretary

                                      SEI Investments, Inc.                  Senior Vice President, General
                                                                             Counsel, Secretary

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Ventures, Inc.                     Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Investments Developments, Inc.     Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Insurance Group, Inc.              Senior Vice President, General
                                                                             Counsel

                                      SEI Funds, Inc.                        Senior Vice President, General
                                                                             Counsel, Secretary

                                      Rembrandt Financial Services Company   Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Advanced Capital                   Senior Vice President, General
                                      Management, Inc.                       Counsel, Secretary

                                      SEI Global Capital Investments Inc.    Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Primus Holding Corp.               Senior Vice President, General
                                                                             Counsel, Secretary

                                      CR Financial Services Company          Senior Vice President, General
                                                                             Counsel, Secretary

                                      CR Capital Resources, Inc.             Senior Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, General Counsel, Secretary

Kenneth Zimmer                                         --                                     --
Senior Vice President, Managing
Director

Robert Aller                          SEI Investments Distribution Company   Vice President
Vice President

Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                      Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Jay Brown                                              --                                     --
Vice President

Todd Cipperman                        SEI Investments Company                Vice President, Assistant Secretary
Senior Vice President, General
Counsel & Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Developments, Inc.                 Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      Rembrandt Financial Services Company   Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Director, Vice President, Assistant
                                      Management, Inc.                       Secretary

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global (Cayman),       Director, Vice President, Assistant
                                      Limited                                Secretary

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Investments Global, Limited        Director

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, Vice President, Assistant
                                                                             Secretary

                                      SEI Investments (Europe) Ltd.          Director

S. Courtney E. Collier                SEI Investments Distribution Co.       Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                      Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Robert Crudup                         SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Richard A. Deak                       SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                      Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Melissa Doran Rayer                                    --                                     --
Vice President

Michael Farrell                                        --                                     --
Vice President

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
James R. Foggo                        SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital Management Inc.   Vice President, Assistant Secretary

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Vic Galef                             SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                      Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Greg Gettinger                        SEI Investments Company                Vice President
Vice President

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Funds, Inc.                        Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Advanced Capital                   Vice President
                                      Management, Inc.

                                      SEI Global Capital                     Vice President
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

Susan R. Hartley                                       --                                     --
Vice President

Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                             Accounting Officer

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President, Treasurer

                                      SEI Ventures, Inc                      Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

                                      Rembrandt Financial Services Company   Vice President, Treasurer

                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                      Management, Inc.

                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                      Limited

                                      CR Capital Resources, Inc.             Vice President, Treasurer

                                      SEI Investments Mutual Fund Services   Vice President, Treasurer

                                      SEI Investments Fund Management        Vice President, Treasurer

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Treasurer

Kim Kirk                              SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments-Global Fund Services   Director
                                      Limited

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Vice President, Managing Director

John Krzeminski                       SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Vicki Malloy                          SEI Investments Mutual Fund Services   Vice President, Team Leader
Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Team Leader

Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                      Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Carolyn McLaurin                      SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Mary Jean Melair                                       --                                     --
Vice President

Roger Messina                                          --                                     --
Vice President

Cynthia M. Parish                     SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      Rembrandt Financial Services Company   Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                      Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Holdings (Cayman) Inc.      Vice President, Assistant Secretary

                                      SEI Investments (Europe) Ltd.          Director

Robert Prucnal                                         --                                     --
Vice President

Edward T. Searle                      SEI Investments Distribution Company   Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                      Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Daniel Spaventa                       SEI Investments Distribution Company   Vice President
Vice President

Kathryn L. Stanton                    SEI Investments Company                Vice President
Vice President

                                      SEI Investments Distribution Co.       Vice President

                                      CR Financial Services Company          Secretary, Treasurer

                                      CR Capital Resource, Inc.              Secretary

                                      SEI Investments Mutual Fund Services   Vice President

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Vice President

Lynda J. Striegel                     SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                      Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mary Vogan                                             --                                     --
Vice President

Raymond B. Webster                                     --                                     --
Vice President

Susan R. West                                          --                                     --
Vice President, Managing Director

Lori L. White                         SEI Investments Distribution Co.       Vice President, Assistant Secretary
Vice President, Assistant Secretary

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                      Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                      Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mark S. Wilson                                         --                                     --
Vice President

Wayne M. Withrow                      SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

SG PACIFIC ASSET MANAGEMENT, INC.

    SG Pacific Asset Management, Inc. ("SG Pacific") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Fund. The principal business address of SG Pacific is 30 Wall Street, 8th Floor, New York, New York 10005. SG Pacific is an investment adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Masatada Honmura                      SG Yamaichi Asset Management           President
Director

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Yoichi Kataoka                        SG Yamaichi Asset Management           Managing Director
President, Director

SGY ASSET MANAGEMENT (SINGAPORE) LIMITED

    SGY Asset Management (Singapore) Limited ("SGY") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Fund. The principal address of SGY is 138 Robinson Road #13-01/05, Hong Leong Center, Singapore, 068906. SGY is an investment adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Marco Sau Kwan Wong                                    --                                     --
Director, CIO

Winson Kwan Ming Fong                                  --                                     --
Senior Portfolio Manager

Laurent Michel Bertiau                Societe Generale Asset Management      Director, CEO
Managing Director, CEO                (Asia) Ltd., Singapore

Akio Mizuta                                            --                                     --
Director, COO

Phillippe Collas                                       --                                     --
Director

Tokuo Ukon                                             --                                     --
Director

Christian D'Allost
Director

SG YAMAICHI ASSET MANAGEMENT CO., LTD.

    SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of SG Yamaichi is 5-1. Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan. SG Yamaichi is an investment adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Masatada Honmura                      SG Pacific Asset Management            Director
President

Katsumi Deguchi                                        --                                     --
Executive Vice President

Michel Fromaget                                        --                                     --
Executive Vice President

Masami Fukuoka                                         --                                     --
Auditor

Naoshi Saito                                           --                                     --
Managing Director

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Shigeharu Shiraishi                                    --                                     --
Managing Director

Teijiro Yamada                                         --                                     --
Auditor

Yoichi Kataoka                        SG Pacific Asset Management            President, Director
Managing Director

Christian D'Allost                    Societe Generale Asset Management      Head of International Network
Director

                                      SGY Asset Management (Singapore)       Director
                                      Limited

Tomoko Sasahara                                        --                                     --
Auditor

Tukuo Ukon                            SGY Asset Management (Singapore)       Director
Executive Vice President              Limited

Takeo Igeta                                            --                                     --
Compliance Officer

Bruno Leroy                                            --                                     --
Executive Officer

Hisatoshi Okawa                                        --                                     --
Executive Officer

Akifumi Ohsawa                                         --                                     --
Executive Officer

Osamu Sadasue                                          --                                     --
Executive Officer

Minoru Matsuno                                         --                                     --
Executive Officer

Hiroyoshi Nakagawa                                     --                                     --
Investment Officer

Kazuyuki Kawarazaki                                    --                                     --
Investment Officer

STRATEGIC FIXED INCOME, L.L.C.

    Strategic Fixed Income, L.L.C. ("Strategic") is the adviser for the Registrant's International Fixed Income Fund. The principal business address of Strategic is 1001 Nineteenth Street North, 16th Floor, Arlington, Virginia 22209. Strategic is an investment adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Gobi Investment, Inc.                                  --                                     --
Manager

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Strategic Investment Management                        --                                     --
(SIM)
Member

Kenneth A. Windheim                                    --                                     --
President, Treasurer, CIO, CEO

Patricia M. Arcoleo                                    --                                     --
Vice President, Secretary, COO

Item 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Huntington Funds                                          January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
Alpha Select Funds                                        January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
The Parkstone Group of Funds                              September 14, 1998
CNI Charter Funds                                         April 1, 1999
Armada Advantage Fund                                     May 1, 1999

Amerindo Funds, Inc.                                      July 13, 1999
Huntington VA Fund                                        October 15, 1999
Friends Ivory Funds                                       December 16, 1999
SEI Insurance Products Trust                              March 29, 2000

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                    --
                             Directors

Richard B. Lieb            Director, Executive Vice President                    --

Carmen V. Romeo            Director                                              --

Mark J. Held               President & Chief Operating Officer                   --

Gilbert L. Beebower        Executive Vice President                              --

Dennis J. McGonigle        Executive Vice President                              --

Robert M. Silvestri        Chief Financial Officer & Treasurer                   --

Leo J. Dolan, Jr.          Senior Vice President                                 --

Carl A. Guarino            Senior Vice President                                 --

Jack May                   Senior Vice President                                 --

Hartland J. McKeown        Senior Vice President                                 --

Kevin P. Robins            Senior Vice President                                 --

Patrick K. Walsh           Senior Vice President                                 --

Todd Cipperman             Senior Vice President & General Counsel      Vice President

Wayne M. Withrow           Senior Vice President

Robert Aller               Vice President                                        --

Timothy B. Barto           Vice President & Assistant Secretary                  --

S. Courtney E. Collier     Vice President & Assistant Secretary                  --

Robert Crudup              Vice President & Managing Director                    --

Richard A. Deak            Vice President & Assistant Secretary                  --

Barbara Doyne              Vice President                                        --

Jeff Drennen               Vice President                                        --

James R. Foggo             Vice President & Assistant Secretary                  --

Vic Galef                  Vice President & Managing Director                    --

Lydia A. Gavalis           Vice President & Assistant Secretary                  --

Greg Gettinger             Vice President & Assistant Secretary                  --

Kathy Heilig               Vice President                                        --

                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Jeff Jacobs                Vice President                                        --

Samuel King                Vice President                                        --

Kim Kirk                   Vice President & Managing Director                    --

John Krzeminski            Vice President & Managing Director                    --

Christine M. McCullough    Vice President & Assistant Secretary                  --

Carolyn McLaurin           Vice President & Managing Director                    --

W. Kelso Morrill           Vice President                                        --

Mark Nagle                 Vice President                               Controller and Chief
                                                                          Financial Officer

Joanne Nelson              Vice President                                        --

Cynthia M. Parrish         Vice President & Assistant Secretary                  --

Rob Redican                Vice President                                        --

Maria Rinehart             Vice President                                        --

Steve Smith                Vice President                                        --

Daniel Spaventa            Vice President                                        --

Kathryn L. Stanton         Vice President                                        --

Lynda J. Striegel          Vice President & Assistant Secretary                  --

Lori L. White              Vice President & Assistant Secretary                  --

Item 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Portfolios' Custodian:

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4);
     (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
     31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (d) With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's
    Advisers:

           SEI Investments Management Corporation
           Oaks, PA 19456

           Acadian Asset Management, Inc
           Two International Place, 26th Floor
           Boston, MA 02110

           BlackRock International, Ltd.
           7 Castle Street
           Edinburgh, EH23AM
           Scotland, U.K.

           Capital Guardian Trust Company
           630 5th Avenue, 36th Floor
           New York, NY 10111

           Coronation Asset Management (Proprietary) Limited
           Boundary Terraces
           1 Meriendahl Lane
           Newlands, South Africa 7700

           Credit Suisse Asset Management Limited
           Beaufort House
           15 St. Botolph Street
           London, EC3A 7JJ

           Morgan Stanley Dean Witter Investment Management
           1221 Avenue of the Americas
           New York, NY 10020

           Nicholas-Applegate Capital Management
           600 West Broadway, Suite 2900
           San Diego, CA 92101

           Oechsle International Advisors LLC
           One International Place, 23rd Floor
           Boston, Massachusetts 02110

           Salomon Brothers Asset Management Inc
           7 World Trade Center, Floor 38
           New York, New York 10048

           Schroder Investment Management North America Inc.
           1301 Avenue of the Americas
           New York, NY 10019

           SG Pacific Asset Management, Inc., SGY Asset Management (Singapore) Limited, SG Yamaichi Asset Management Co.,
           Ltd.
           30 Wall Street, 8th Floor
           Suite 9828
           New York, New York 10005

           Strategic Fixed Income, L.L.C.
           1001 Nineteenth Street North, Suite 1720
           Arlington, VA 22209

Item 29.  MANAGEMENT SERVICES:

    None.

Item 30.  UNDERTAKINGS:

    None

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to Registration Statement No. 33-22821 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of June, 2000.

                                                       SEI INSTITUTIONAL INTERNATIONAL TRUST

                                                       By   /s/ EDWARD D. LOUGHLIN
                                                            -----------------------------------------
                                                       Edward D. Loughlin
                                                       President & Chief Executive Officer

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

                          *
     -------------------------------------------       Trustee                           June 30, 2000
                 Rosemarie B. Greco
                          *
     -------------------------------------------       Trustee                           June 30, 2000
                  William M. Doran

                          *
     -------------------------------------------       Trustee                           June 30, 2000
                  F. Wendell Gooch

                          *
     -------------------------------------------       Trustee                           June 30, 2000
               George J. Sullivan, Jr.

                          *
     -------------------------------------------       Trustee                           June 30, 2000
                   James M. Storey

                          *
     -------------------------------------------       Trustee                           June 30, 2000
                  Robert A. Nesher

               /s/ EDWARD D. LOUGHLIN
     -------------------------------------------       President & Chief                 June 30, 2000
                 Edward D. Loughlin                      Executive Officer

                  /s/ MARK E. NAGLE
     -------------------------------------------       Controller & Chief                June 30, 2000
                    Mark E. Nagle                        Financial Officer

*By                  /s/ EDWARD D. LOUGHLIN
             --------------------------------------
                       Edward D. Loughlin
                        ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

                EXHIBITS:
           -------------------
           EX-99.B(a)            Agreement and Declaration of Trust dated June 28, 1988 as
                                   originally filed with Registrant's Registration Statement
                                   on Form N-1A (File No. 33-22821) filed with the Securities and Exchange Commission ("SEC") on June 30, 1988, is
                                   incorporated herein by reference to Exhibit 1 of
                                   Post-Effective Amendment No. 23, filed with the SEC on
                                   June 23, 1997.
           EX-99.B(b)(1)         By-Laws as originally filed with Registrant's Registration
                                   Statement on Form N-1A (File No. 33-22821) filed with the
                                   SEC on June 30, 1988, are incorporated herein by
                                   reference to Exhibit 2 of Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
           EX-99.B(b)(2)         Amended By-Laws are incorporated herein by reference to
                                   Exhibit 2(a) of Post-Effective Amendment No. 22 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed with the SEC on April 8, 1997.
           EX-99.B(c)            Not Applicable
           EX-99.B(d)(1)         Investment Advisory Agreement between Registrant and Brinson
                                   Partners, Inc. dated June 5, 1991 as originally filed as
                                   Exhibit (5)(b) to Post-Effective Amendment No. 6 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed with the SEC on May 16, 1991, is
                                   incorporated herein by reference to Exhibit 5(a) of
                                   Post-Effective Amendment No. 22, filed with the SEC on
                                   April 8, 1997.
           EX-99.B(d)(2)         Investment Advisory Agreement between Registrant and
                                   Strategic Fixed Income, L.L.C. dated June 15, 1993 as
                                   originally filed as Exhibit (5)(c) to Post-Effective
                                   Amendment No. 9 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   March 31, 1993, is incorporated herein by reference to
                                   Exhibit 5(b) of Post-Effective Amendment No. 23, filed
                                   with the SEC on June 23, 1997.
           EX-99.B(d)(3)         Investment Advisory Agreement between Registrant and Morgan
                                   Grenfell Investment Services Ltd. dated April 25, 1994 as
                                   originally filed as Exhibit (5)(e) to Post-Effective
                                   Amendment No. 16 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   May 2, 1994, is incorporated herein by reference to
                                   Exhibit 5(c) of Post-Effective Amendment No. 22, filed
                                   with the SEC on April 8, 1997.
           EX-99.B(d)(4)         Investment Advisory Agreement between Registrant and
                                   Schroder Capital Management International Limited dated
                                   April 25, 1994 as originally filed as Exhibit (5)(f) to
                                   Post-Effective Amendment No. 16 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on May 2, 1994, is incorporated herein
                                   by reference to Exhibit 5(d) of Post-Effective Amendment
                                   No. 22, filed with the SEC on April 8, 1997.

                EXHIBITS:
           -------------------
           EX-99.B(d)(5)         Investment Advisory Agreement between Registrant and SEI
                                   Investments Management Corporation ("SIMC") dated
                                   December 16, 1994 incorporated herein by reference to
                                   Exhibit 5(e) of Post-Effective Amendment No. 25 and to
                                   Exhibit (5)(g) of Post-Effective Amendment No. 19 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed with the SEC on April 28, 1995.
           EX-99.B(d)(6)         Investment Advisory Agreement between Registrant and
                                   Strategic Fixed Income, L.L.C. dated April 25, 1994,
                                   previously filed as Exhibit (5)(h) to Post-Effective
                                   Amendment No. 19 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   April 28, 1995, is incorporated herein by reference to
                                   Exhibit 5(f) of Post-Effective Amendment No. 22, filed
                                   with the SEC on April 8, 1997.
           EX-99.B(d)(7)         Investment Sub-Advisory Agreement between Registrant and
                                   Morgan Grenfell Investment Services Ltd. dated March 25,
                                   1996, previously filed as Exhibit (5)(i) to Post-Effective
                                   Amendment No. 19 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   April 28, 1995, is incorporated herein by reference to
                                   Exhibit 5(g) of Post-Effective Amendment No. 22, filed
                                   with the SEC on April 8, 1997.
           EX-99.B(d)(8)         Investment Sub-Advisory Agreement between Registrant and
                                   Schroder Capital Management International Limited dated
                                   December 14, 1995, previously filed as Exhibit (5) (j) to
                                   Post-Effective Amendment No. 19 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on April 28, 1995, is incorporated
                                   herein by reference to Exhibit 5(h) of Post-Effective
                                   Amendment No. 22, filed with the SEC on April 8, 1997.
           EX-99.B(d)(9)         Investment Sub-Advisory Agreement between Registrant and
                                   Montgomery Asset Management, LLC dated December 21, 1994
                                   incorporated herein by reference to Exhibit 5(i) of
                                   Post-Effective Amendment No. 25 and to Exhibit (5)(k) of
                                   Post-Effective Amendment No. 19 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on April 28, 1995.
           EX-99.B(d)(10)        Investment Sub-Advisory Agreement between Registrant and
                                   Acadian Asset Management, Inc. dated December 16, 1994
                                   incorporated herein by reference to Exhibit 5(j) of
                                   Post-Effective Amendment No. 25 and to Exhibit (5)(l) of
                                   Post-Effective Amendment No. 19 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on April 28, 1995.
           EX-99.B(d)(11)        Investment Sub-Advisory Agreement between Registrant and
                                   WorldInvest Limited dated December 16, 1994 incorporated
                                   herein by reference to Exhibit 5(k) of Post-Effective
                                   Amendment No. 25 and to Exhibit (5)(m) of Post-Effective
                                   Amendment No. 19 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   April 28, 1995.

                EXHIBITS:
           -------------------
           EX-99.B(d)(12)        Investment Sub-Advisory Agreement between SIMC and Schroder
                                   Capital Management International Limited incorporated
                                   herein by reference as to Exhibit 5(l) of Post-Effective
                                   Amendment No. 25 and to Exhibit (5)(n) of Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on April 25, 1996.
           EX-99.B(d)(13)        Investment Sub-Advisory Agreement between SIMC and Morgan
                                   Grenfell Investment Services Limited incorporated herein
                                   by reference to Exhibit 5(m) of Post-Effective Amendment
                                   No. 25 and to Exhibit (5)(o) of Registrant's Registration
                                   Statement on Form N-1A (File No. 33-22821), filed with the
                                   SEC on April 25, 1996.
           EX-99.B(d)(14)        Investment Sub-Advisory Agreement between SIMC and
                                   Coronation Asset Management (Proprietary) Limited dated
                                   September 30, 1996 is incorporated herein by reference to
                                   Exhibit 5(n) of Post-Effective Amendment No. 22 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed with the SEC on April 8, 1997.
           EX-99.B(d)(15)        Investment Sub-Advisory Agreement between SIMC and
                                   Parametric Portfolio Associates dated September 11, 1996
                                   is incorporated herein by reference to Exhibit 5(o) of
                                   Post-Effective Amendment No. 22 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on April 8, 1997.
           EX-99.B(d)(16)        Investment Sub-Advisory Agreement between SIMC and Farrell
                                   Wako Global Investment Management, Inc. dated June 14,
                                   1996 is incorporated herein by reference to Exhibit 5(p)
                                   of Post-Effective Amendment No. 22 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on April 8, 1997.
           EX-99.B(d)(17)        Investment Sub-Advisory Agreement between SIMC and Lazard
                                   London International Investment Management Limited dated
                                   December 30, 1996 is incorporated herein by reference to
                                   Exhibit 5(q) of Post-Effective Amendment No. 22 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed with the SEC on April 8, 1997.
           EX-99.B(d)(18)        Investment Sub-Advisory Agreement between SIMC and Seligman
                                   Henderson Co. dated June 14, 1996 is incorporated herein
                                   by reference to Exhibit 5(r) of Post-Effective Amendment
                                   No. 22 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   April 8, 1997.
           EX-99.B(d)(19)        Investment Sub-Advisory Agreement between SIMC and SG
                                   Pacific Asset Management, Inc. and SGY Asset Management
                                   (Singapore) Limited (formerly, "Yamaichi Capital
                                   Management/Yamaichi Capital Management (Singapore)
                                   Limited") dated June 14, 1996 is incorporated herein by
                                   reference to Exhibit 5(s) of Post-Effective Amendment No.
                                   22 to Registrant's Registration Statement on Form N-1A
                                   (File No. 33-22821), filed with the SEC on April 8, 1997.
           EX-99.B(d)(20)        Investment Advisory Agreement between Registrant and Acadian
                                   Asset Management, Inc. dated November 7, 1994 is
                                   incorporated herein by reference to Exhibit 5(t) of
                                   Post-Effective Amendment No. 22 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on April 8, 1997.

                EXHIBITS:
           -------------------
           EX-99.B(d)(21)        Investment Advisory Agreement between Registrant and
                                   WorldInvest Limited dated November 7, 1994 is incorporated herein by reference to Exhibit 5(u) of Post-Effective
                                   Amendment No. 22 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   April 8, 1997.
           EX-99.B(d)(22)        Investment Sub-Advisory Agreement between SIMC and Credit
                                   Suisse Asset Management dated December 15, 1997
                                   incorporated by reference to Exhibit 5(v) of Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821)
                                   filed with the SEC on June 29, 1998.
           EX-99.B(d)(23)        Investment Sub-Advisory Agreement between SIMC and
                                   Montgomery Asset Management, LLC dated July 31, 1997
                                   incorporated by reference to Exhibit 5(w) of Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821)
                                   filed with the SEC on June 29, 1998.
           EX-99.B(d)(24)        Investment Sub-Advisory Agreement between SIMC and Capital
                                   Guardian Trust Company dated June 29, 1998 is incorporated by reference to Exhibit (d)(24) of Post-Effective
                                   Amendment No. 26 to Registrant's Registration Statement
                                   on Form N-1A (File No. 33-22821) filed with the SEC on
                                   November 25, 1998.
           EX-99.B(d)(25)        Investment Sub-Advisory Agreement between SIMC and Scottish
                                   Widows Investment Limited dated March 23, 1998
                                   incorporated by reference to Exhibit 5(y) of Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821)
                                   filed with the SEC on June 29, 1998.
           EX-99.B(d)(26)        Investment Sub-Advisory Agreement between SIMC and SG
                                   Pacific Asset Management, Inc., SG Yamaichi Asset
                                   Management Co., Ltd. and SGY Asset Management (Singapore)
                                   Limited, dated March 23, 1998, is incorporated by
                                   reference to Exhibit (d)(26) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821) filed with the SEC on
                                   November 25, 1998.
           EX-99.B(d)(27)        Investment Sub-Advisory Agreement between SIMC and SG
                                   Pacific Asset Management, Inc. and SGY Asset Management
                                   Ltd. dated March 23, 1998, is incorporated by reference to
                                   Exhibit (d)(27) of Post-Effective Amendment No. 26 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821) filed with the SEC on November 25, 1998.
           EX-99.B(d)(28)        Investment Sub-Advisory Agreement between SIMC and Morgan
                                   Stanley Asset Management, Inc. dated September 15, 1998,
                                   is incorporated by reference to Exhibit (d)(28) of
                                   Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821)
                                   filed with the SEC on November 25, 1998.
           EX-99.B(d)(29)        Investment Sub-Advisory Agreement between SIMC and Nicholas
                                   Applegate Capital Management dated September 10, 1998, is
                                   incorporated by reference to Exhibit (d)(29) of
                                   Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821)
                                   filed with the SEC on November 25, 1998.

                EXHIBITS:
           -------------------
           EX-99.B(d)(30)        Investment Sub-Advisory Agreement between SIMC and
                                   Coronation Asset Management (Proprietary) Limited dated
                                   December 1, 1998 is incorporated by reference to
                                   Exhibit (d)(30) of Post-Effective Amendment No. 29 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821) filed on January 27, 2000.
           EX-99.B(d)(31)        Investment Sub-Advisory Agreement between SIMC and Salomon
                                   Brothers Asset Management dated March 31, 1997 is
                                   incorporated by reference to Exhibit (d)(31) of
                                   Post-Effective Amendment No. 29 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821)
                                   filed on January 27, 2000.
           EX-99.B(d)(32)        Investment Sub-Advisory Agreement between SIMC and BlackRock
                                   International, Ltd. dated December 13, 1999 is
                                   incorporated by reference to Exhibit (d)(32) of
                                   Post-Effective Amendment No. 29 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821)
                                   filed on January 27, 2000.
           EX-99.B(d)(33)        Investment Sub-Advisory Agreement between SIMC and Oechsle
                                   International Advisors, LLC dated June 22, 1999 is
                                   incorporated by reference to Exhibit (d)(33) of
                                   Post-Effective Amendment No. 29 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821)
                                   filed on January 27, 2000.
           EX-99.B(d)(34)        Schedule B to the Advisory Agreement between Registrant and
                                   Strategic Fixed Income, L.L.C. dated December 13, 1999 is
                                   incorporated by reference to Exhibit (d)(34) of
                                   Post-Effective Amendment No. 29 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821)
                                   filed on January 27, 2000.
           EX-99.B(d)(35)        Investment Sub-Advisory Agreement between SIMC and Schroder
                                   Investment Management North America Inc. is filed
                                   herewith.
           EX-99.B(e)            Distribution Agreement between Registrant and SEI
                                   Investments Distribution Co. as originally filed with
                                   Pre-Effective Amendment No. 1 to Registrant's Registration
                                   Statement on Form N-1A (File No. 33-22821), filed with the
                                   SEC on August 30, 1988, is incorporated herein by
                                   reference to Exhibit 6 of Post-Effective Amendment
                                   No. 23, filed with the SEC on June 23, 1997.
           EX-99.B(f)            Not Applicable
           EX-99.B(g)(1)         Custodian Agreement between Registrant and State Street Bank and Trust Company as originally filed as Exhibit (8) to
                                   Post-Effective Amendment No. 1 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on September 16, 1988, is incorporated
                                   herein by reference to Exhibit 8(a) of Post-Effective
                                   Amendment No. 23, filed with the SEC on June 23, 1997.
           EX-99.B(g)(2)         Custodian Agreement between Registrant and The Chase
                                   Manhattan Bank, N.A. as originally filed as Exhibit
                                   (8)(c) to Post-Effective Amendment No. 9 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on March 31, 1993, is incorporated
                                   herein by reference to Exhibit 8(b) of Post-Effective
                                   Amendment No. 23, filed with the SEC on June 23, 1997.
           EX-99.B(h)(1)         Management Agreement between Registrant and SIMC as
                                   originally filed as Exhibit (5)(a) to Pre-Effective
                                   Amendment No. 1 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   August 30, 1988, is incorporated herein by reference to
                                   Exhibit 9(a) of Post-Effective Amendment No. 23, filed
                                   with the SEC on June 23, 1997.

                EXHIBITS:
           -------------------
           EX-99.B(h)(2)         Schedule C to Management Agreement between Registrant and
                                   SIMC adding the International Fixed Income Portfolio as
                                   originally filed as Exhibit (5)(d) to Post-Effective
                                   Amendment No. 10 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   June 28, 1993, is incorporated herein by reference to
                                   Exhibit 9(b) of Post-Effective Amendment No. 22, filed
                                   with the SEC on April 8, 1997.
           EX-99.B(h)(3)         Consent to Assignment and Assumption Agreement between SIMC and SEI Fund Management dated May 31, 1996 is incorporated herein by reference to Exhibit 9(c) of Post-Effective
                                   Amendment No. 22 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   April 8, 1997.
           EX-99.B(h)(4)         Amended and Restated Distribution Plan is incorporated
                                   herein by reference to Post-Effective Amendment No. 22 to
                                   Exhibit 15(d) of Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   April 8, 1997.
           EX-99.B(h)(5)         Form of Shareholder Service Plan and Agreement with respect to Class I shares filed herewith.
           EX-99.B(h)(6)         Form of Administrator Services Plan and Agreement with
                                   respect to Class I shares filed herewith.
           EX-99.B(i)            Opinion and Consent of Counsel is incorporated by reference to Exhibit (I) of Post-Effective Amendment No. 29 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 033-22821) filed with the SEC on January 27, 2000.
           EX-99.B(j)            Consent of Independent Public Accountants is filed herewith.
           EX-99.B(k)            Not Applicable
           EX-99.B(l)            Not Applicable
           EX-99.B(m)(1)         Distribution Plan (Class D) as originally filed with
                                   Post-Effective Amendment No. 10 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on June 28, 1993, is incorporated
                                   herein by reference to Exhibit 15(a) of Post-Effective
                                   Amendment No. 22, filed with the SEC on April 8, 1997.
           EX-99.B(m)(2)         Distribution Plan (Core International Equity Portfolio
                                   Class A) as originally filed with Post-Effective Amendment
                                   No. 11 to Registrant's Registration Statement on Form N-1A
                                   (File No. 33-22821), filed with the SEC on June 29, 1993,
                                   is incorporated herein by reference to Exhibit 15(b) of
                                   Post-Effective Amendment No. 23, filed with the SEC on
                                   June 23, 1997.
           EX-99.B(m)(3)         Distribution Plan (International Fixed Income Portfolio) as
                                   originally filed with Post-Effective Amendment No. 11 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed with the SEC on June 29, 1993, is
                                   incorporated herein by reference to Exhibit 15(c) of
                                   Post-Effective Amendment No. 23, filed with the SEC on
                                   June 23, 1997.
           EX-99.B(m)(5)         Shareholder Service Plan and Agreement with respect to the
                                   Class A shares is incorporated herein by reference to
                                   Exhibit 15(e) of Post-Effective Amendment No. 22 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed with the SEC on April 8, 1997.
           EX-99.B(n)            Not Applicable

                EXHIBITS:
           -------------------
           EX-99.B(o)(1)         Rule 18f-3 Multiple Class Plan as originally filed as
                                   Exhibit (15)(d) to Registrant's Registration Statement
                                   on Form N-14 (File No. 33-65361), filed with the SEC on
                                   December 22, 1995, is incorporated herein by reference to
                                   Exhibit 18(a) of Post-Effective Amendment No. 22, filed
                                   with the SEC on April 8, 1997.
           EX-99.B(o)(2)         Amendment No. 1 to Rule 18f-3 Plan relating to Class A and
                                   Class D shares is incorporated herein by reference to
                                   Exhibit 18(b) of Post-Effective Amendment No. 22 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed with the SEC on April 8, 1997.
           EX-99.B(o)(3)         Amendment No. 2 to Rule 18f-3 Plan relating to Class I
                                   shares is filed herewith.
           EX-99B(p)(1)          The Code of Ethics for SEI Investments Company dated April,
                                   2000 is incorporated by reference to Exhibit (p)(4) of
                                   Post-Effective Amendment No. 42 of SEI Daily Income
                                   Trust's Registration Statement on Form N-1A (File
                                   Nos. 2-77048 and 811-3451), filed with the SEC on May 30,
                                   2000 (Accession #0000912057-00-026756).
           EX-99B(p)(2)          The Code of Ethics for SEI Institutional International Trust
                                   dated March 20, 2000 is filed herewith.
           EX-99B(p)(3)          The Code of Ethics for Acadian Asset Management, Inc. is
                                   filed herewith.
           EX-99B(p)(4)          The Code of Ethics for BlackRock International, Ltd. is
                                   filed herewith.
           EX-99B(p)(5)          The Code of Ethics for Capital Guardian Trust Co. is filed herewith.
           EX-99B(p)(6)          The Code of Ethics for Credit Suisse Asset Management
                                   Limited is filed herewith.
           EX-99B(p)(7)          The Code of Ethics for Coronation Asset Management
                                   (Proprietary) Limited is filed herewith.
           EX-99B(p)(8)          The Code of Ethics for Morgan Stanley Dean Witter Investment
                                   Management is filed herewith.
           EX-99B(p)(9)          The Code of Ethics for Nicholas-Applegate Capital Management
                                   is filed herewith.
           EX-99B(p)(10)         The Code of Ethics for Oechsle International Advisors LLC is
                                   filed herewith.
           EX-99B(p)(11)         The Code of Ethics for Salomon Brothers Asset
                                   Management, Inc. is filed herewith.
           EX-99B(p)(12)         The Code of Ethics for SG Pacific Asset
                                   Management, Inc./SGY Asset Management (Singapore Ltd./SG
                                   Yamaichi Asset Management Co., Ltd. is filed herewith.
           EX-99B(p)(13)         The Code of Ethics for Strategic Fixed Income, LLC is filed herewith.
           EX-99B(p)(14)         The Code of Ethics for Schroder Investment Management North
                                   America Inc. is filed herewith.
           EX-99.B(q)            Powers of Attorney for Robert A. Nesher, William M. Doran,
                                   Mark E. Nagle, F. Wendell Gooch, Rosemarie B. Greco,
                                   George J. Sullivan, Jr., James M. Storey, and Edward
                                   Loughlin are incorporated by reference to Exhibit (q) of
                                   Post-Effective Amendment No. 42 to SEI Daily Income
                                   Trust's Registration Statement on Form N-1A (File
                                   Nos. 2-77048 and 811-3451) filed with the SEC on May 30,
                                   2000 (Accession #0000912057-00-026756).